Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
October 31, 2022 (Unaudited)
		Principal
		Amount	Value
Asset-Backed Securities ― 11.41%
ACC Trust, Series 2022-1, Class D, 6.650%, 10/20/2028 (a)		$1,500,000	$1,440,697
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)		4,500,000	4,019,481
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/17/2026 (a)		2,900,000	2,459,594
American Credit Acceptance Receivables Trust, Series 2021-1, Class F, 4.010%, 11/15/2027 (a)		650,000	604,571
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.120%, 2/14/2028 (a)		1,000,000	838,956
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)		1,540,000	1,378,707
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)		1,700,000	1,307,225
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.380%, 9/17/2029 (a)		500,000	457,513
Avant Credit Card Master Trust, Series 2021-1A, Class C, 2.160%, 4/15/2027 (a)		2,500,000	2,248,645
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.640%, 7/15/2030 (a)		1,793,000	1,664,664
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)		1,570,000	1,404,199
Avis Budget Rental Car Funding LLC, Series 2019-2A, Class D, 3.040%, 9/20/2025 (a)(b)		5,250,000	4,732,864
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)(b)		5,250,000	4,527,201
BHG Securitization Trust, Series 2021-B, Class D, 3.170%, 10/17/2034 (a)		1,170,000	942,805
CAL Receivables LLC, Series 2022-1, Class B, 7.141% (SOFR30A + 4.350%), 10/15/2026 (a)(c)		8,080,000	7,757,842
Carvana Auto Receivables Trust, Series 2021-N1, Class E, 2.880%, 1/10/2028 (a)		3,300,000	2,977,897
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)		2,500,000	2,082,128
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.900%, 3/10/2028 (a)		30,900,000	26,318,055
Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.020%, 5/10/2028 (b)		5,000,000	4,062,390
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.160%, 6/12/2028 (a)		7,310,000	6,208,683
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.530%, 9/10/2028 (a)		6,870,000	6,117,982
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.010%, 12/10/2028 (a)		1,650,000	1,489,737
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.280%, 5/10/2029		1,500,000	1,394,102
Chase Auto Credit Linked Notes, Series 2021-2, Class E, 2.280%, 12/25/2028 (a)		606,916	587,079
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)		500,000	497,942
Consumer Loan Underlying Bond Credit Trust, Series 2017-P2, Class CL1, 0.000%, 1/15/2024 (a)		125,000	187,913
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)		3,700,000	3,355,885
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)		1,500,000	1,408,740
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)		1,500,000	1,359,720
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)		1,700,000	1,561,027
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)		7,750,000	6,848,690
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.880%, 4/16/2029 (a)(b)		5,400,000	4,694,414
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.450%, 4/15/2030 (a)		1,500,000	1,434,591
DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028 (a)		700,000	664,878
DT Auto Owner Trust, Series 2021-4A, Class E, 3.340%, 7/17/2028 (a)		3,000,000	2,537,931
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)(b)		5,250,000	4,383,068
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.020%, 1/17/2028 (a)(b)		7,550,000	6,568,190
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.980%, 12/15/2028		1,000,000	943,250
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.020%, 10/15/2029 (a)		2,000,000	1,664,924
Exeter Automobile Receivables Trust, Series 2022-4A, Class E, 8.230%, 3/15/2030 (a)		1,200,000	1,122,037
Fat Brands Fazoli's Native LLC, Series 2021-1, Class A2, 6.000%, 7/25/2051 (a)		2,000,000	1,960,882
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027 (a)		1,250,000	1,146,715
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.350%, 4/15/2027 (a)		1,000,000	888,725
First Investors Auto Owner Trust, Series 2022-1A, Class E, 5.410%, 6/15/2029 (a)		1,750,000	1,566,054
Flagship Credit Auto Trust, Series 2020-1, Class E, 3.520%, 6/15/2027 (a)		839,000	738,324
Flagship Credit Auto Trust, Series 2022-1, Class D, 3.640%, 3/15/2028 (a)(b)		4,500,000	4,065,278
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)(b)		10,700,000	9,839,998
Flagship Credit Auto Trust, Series 2022-3, Class D, 6.000%, 7/17/2028 (a)		2,000,000	1,873,034
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.160%, 9/15/2028 (a)		4,100,000	3,512,523
Flagship Credit Auto Trust, Series 2021-4, Class E, 4.030%, 3/15/2029 (a)		4,000,000	3,444,316
Flagship Credit Auto Trust, Series 2022-1, Class E, 5.370%, 6/15/2029 (a)		1,500,000	1,319,727
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)		1,603,195	1,432,880
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)(b)		5,000,000	4,305,620
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)		1,590,000	1,422,247
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.980%, 4/15/2027 (a)(b)		5,105,000	4,389,820
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)		1,250,000	1,189,909
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.350%, 10/15/2027 (a)		2,500,000	2,209,785
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class F, 4.190%, 2/15/2029 (a)		900,000	799,502
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.690%, 8/15/2029 (a)(b)		4,500,000	3,947,414
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.090%, 10/15/2029 (a)		1,300,000	1,261,429
FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028 (a)		2,780,000	2,491,975
FREED ABS Trust, Series 2022-3FP, Class D, 7.360%, 8/20/2029 (a)		500,000	476,305
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class E, 2.870%, 5/15/2028 (a)		2,000,000	1,680,238
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.200%, 10/16/2028 (a)		7,500,000	6,433,260
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.430%, 10/16/2028 (a)(b)		5,000,000	4,330,910
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)		2,621,000	2,228,463
Goldman Home Improvement Trust, Series 2021-GRN2, Class C, 2.770%, 6/26/2051 (a)		9,644,000	8,210,728
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)		4,043,082	3,623,427
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)		1,246,503	907,464
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)		2,415,574	1,928,355
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.980%, 12/25/2025 (a)(b)		18,000,000	15,833,826
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)		1,000,000	895,460
Hertz Vehicle Financing LP, Series 2021-2A, Class D, 4.340%, 12/25/2027 (a)		7,185,000	5,757,111
JP Morgan Chase Bank, Series 2020-1, Class E, 3.715%, 1/25/2028 (a)		188,249	186,787
LendingClub Receivables Trust, Series 2019-7, Class R1, 0.000%, 1/15/2027 (a)(d)		8,702,377	1,430,384
LendingClub Receivables Trust, Series 2019-7, Class R2, 0.000%, 1/15/2027 (a)(d)		1,779,730	292,529
LendingClub Receivables Trust, Series 2019-1, Class CERT, 6.000%, 7/17/2045 (a)		932,340	4,994,286
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)		439,131	436,943
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)		3,320,000	2,802,289
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)		1,800,000	1,665,630
LendingPoint Asset Securitization Trust, Series 2021-B, Class C, 3.210%, 2/15/2029 (a)		2,000,000	1,854,786
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.000%, 5/15/2028 (a)		1,576,000	1,243,806
Marlette Funding Trust, Series 2021-3A, Class D, 2.530%, 12/15/2031 (a)		2,500,000	2,104,665
Marlette Funding Trust, Series 2022-2A, Class D, 7.500%, 8/15/2032 (a)		500,000	489,015
Marlette Funding Trust, Series 2022-3A, Class D, 7.800%, 11/15/2032 (a)		1,000,000	989,221
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(e)		1,270,248	1,158,318
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)		1,070,981	833,497
Newtek Small Business Loan Trust, Series 2018-1, Class B, 7.000% (PRIME + 0.750%), 2/25/2044 (a)(c)		1,150,074	1,155,534
Oportun Issuance Trust, Series 2022-A, Class C, 7.400%, 6/9/2031 (a)		400,000	373,147
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)		6,197,445	5,563,168
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)		3,299,820	2,801,564
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)(b)		5,999,207	5,370,376
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)		7,099,061	5,876,865
Pagaya AI Debt Selection Trust, Series 2022-3, Class B, 8.050%, 3/15/2030 (a)		1,200,000	1,171,345
Santander Bank Auto Credit-Linked Notes Series, Series 2022-A, Class B, 5.281%, 5/17/2032 (a)		1,246,696	1,207,557
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)		1,750,000	1,486,926
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)		500,000	429,274
Santander Retail Auto Lease Trust, Series 2021-C, Class D, 1.390%, 8/20/2026 (a)(b)		4,000,000	3,615,872
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)		668,107	567,545
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)		3,700,000	3,643,438
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)		2,520,000	2,462,108
U.S. Auto Funding Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)		6,700,000	6,602,147
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)		5,000,000	4,574,990
United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.410%, 12/10/2025 (a)		2,500,000	2,430,173
United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.300%, 9/10/2027 (a)		1,035,000	944,965
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)		500,338	500,454
Upgrade Master Pass-Thru Trust, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)		133,176	133,171
Upgrade Master Pass-Thru Trust, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)		86,436	86,419
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 4.971%, 5/15/2027 (a)(f)		9,558,379	8,662,405
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT, 0.000%, 11/20/2026 (a)(d)		3,500,000	1,155,315
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT, 0.000%, 7/20/2027 (a)(d)		1,475,000	812,228
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT, 9.000%, 8/20/2027 (a)(d)		5,450,000	3,151,433
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT, 6.500%, 9/20/2029 (a)(d)		1,500,000	785,556
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT, 6.500%, 10/20/2029 (a)(d)		2,370,000	1,028,204
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 4.500%, 11/20/2029 (a)(d)		1,629,000	635,366
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)(d)		2,400,000	1,386,648
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT, 0.000%, 4/20/2030 (a)(d)		1,500,000	1,044,102
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)		20,143	1,264,310
Upstart Securitization Trust, Series 2019-3, Class CERT, 6.500%, 1/21/2030 (a)(g)		17,192	1,767,642
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)(b)		8,600,000	8,021,882
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)		5,500,000	4,903,245
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)(b)		15,276,000	13,154,530
Upstart Securitization Trust, Series 2021-4, Class C, 3.190%, 9/20/2031 (a)		5,250,000	4,141,851
Upstart Securitization Trust, Series 2021-5, Class C, 4.150%, 11/20/2031 (a)		9,400,000	8,021,575
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)		1,500,000	1,416,707
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)		1,300,000	1,245,631
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)		1,000,000	974,407
Veros Auto Receivables Trust, Series 2022-1, Class D, 7.230%, 7/16/2029 (a)		500,000	470,666
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/15/2027 (a)		6,755,000	6,322,552
Westlake Automobile Receivables Trust, Series 2021-1A, Class F, 3.910%, 9/15/2027 (a)		4,000,000	3,467,696
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.250%, 6/15/2028 (a)		3,000,000	2,535,303
TOTAL ASSET-BACKED SECURITIES (Cost ― $443,648,507)			$380,216,369

Collateralized Debt Obligations ― 0.14%
Anchorage Credit Funding Ltd., Series 2020-11A, Class E, 7.050%, 4/25/2038 (a)		3,500,000	2,561,349
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 5.434% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(c)(d)		2,000,000	1,995,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost ― $5,400,930)			$4,556,349

Collateralized Loan Obligations ― 3.47%
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 13.000%, 10/21/2028 (d)(f)(h)		4,000,000	240,000
ALM CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/15/2029 (a)(d)(f)		6,000,000	3,180,000
Ares CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2026 (a)(d)(f)		3,000,000	720,000
Babson CLO Ltd., Series 2016-1A, Class ER, 10.325% (3 Month LIBOR USD + 6.000%), 7/23/2030 (a)(b)(c)		4,300,000	3,023,773
Barings CLO Ltd., Series 2015-2A, Class DR, 7.193% (3 Month LIBOR USD + 2.950%), 10/21/2030 (a)(c)		1,250,000	1,128,855
Barings CLO Ltd., Series 2019-3A, Class ER, 10.943% (3 Month LIBOR USD + 6.700%), 4/21/2031 (a)(c)		3,000,000	2,578,521
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (d)(f)		1,500,000	1,167,208
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 12.893% (3 Month LIBOR USD + 8.650%), 7/20/2033 (a)(c)(d)		1,000,000	859,727
Carlyle CLO Ltd., Series 2017-3A, Class SUB, 0.000%, 7/20/2029 (a)(d)(f)		5,525,000	1,491,750
CIFC Funding Ltd., Series 2015-2X, Class INC, 0.000%, 4/15/2030 (d)(f)(h)(i)		5,000,000	375,000
East West Investment Management CLO Ltd., Series 2019-FAL, Class D, 8.953% (3 Month LIBOR USD + 4.710%), 1/20/2033 (a)(b)(c)		5,000,000	4,616,430
Eaton Vance CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/15/2031 (a)(d)(f)		5,000,000	3,250,000
Garrison Funding Ltd., Series 2018-2RA, Class BR, 6.154% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(c)		4,500,000	4,232,020
Generate CLO Ltd, Series 2A, Class SUB, 0.000%, 10/22/2027 (a)(d)(f)		4,000,000	1,480,000
Generate CLO Ltd, Series 4A, Class SUB, 0.000%, 1/22/2030 (a)(d)(f)		5,500,000	2,310,000
Great Lakes CLO Ltd., Series 2021-5A, Class E, 11.579% (3 Month LIBOR USD + 7.500%), 4/15/2033 (a)(b)(c)(d)		9,950,000	7,986,775
ICG US CLO Ltd., Series 2021-1A, Class E, 10.409% (3 Month LIBOR USD + 6.330%), 4/17/2034 (a)(c)		2,000,000	1,648,316
Jay Park CLO Ltd., Series 2016-1X, Class SUB, 0.000%, 10/20/2027 (d)(f)(h)		4,000,000	1,120,000
Marble Point CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 4/20/2033 (a)(d)(f)		2,600,000	1,326,000
Marble Point CLO Ltd., Series 2021-3A, Class INC, 0.000%, 10/17/2051 (a)(d)(f)		3,000,000	1,620,000
MCF CLO LLC, Series 2017-3A, Class ER, 13.393% (3 Month LIBOR USD + 9.150%), 7/20/2033 (a)(c)(d)		3,000,000	2,645,232
Monroe Capital MML CLO Ltd., Series 2018-2A, Class E, 10.234% (3 Month LIBOR USD + 7.250%), 11/22/2030 (a)(c)(d)		5,150,000	4,538,103
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 9.325% (3 Month LIBOR USD + 5.000%), 10/22/2031 (a)(c)		700,000	633,853
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 11.524% (3 Month LIBOR USD + 8.540%), 5/20/2033 (a)(c)(d)		3,486,461	2,997,377
Monroe Capital MML CLO Ltd., Series 2019-1A, Class ER, 11.344% (3 Month LIBOR USD + 8.360%), 11/22/2033 (a)(c)(d)		4,440,000	3,706,388
Northwoods Capital Ltd., Series 2018-17A, Class SUB, 0.000%, 4/22/2031 (a)(d)(f)		2,650,000	1,192,500
Oaktree CLO Ltd., Series 2019-4A, Class SUB, 0.000%, 10/20/2032 (a)(d)(f)		3,500,000	2,205,000
Octagon Investment Partners Ltd., Series 2018-18A, Class SUB, 0.000%, 12/16/2024 (a)(d)(f)		4,000,000	720,000
OZLM Ltd., Series 2017-17A, Class SUB, 0.000%, 7/22/2030 (a)(d)(f)		7,000,000	1,820,000
PPM CLO Ltd., Series 2020-4A, Class SUB, 0.190%, 10/20/2031 (a)(d)(f)		2,500,000	1,375,000
Race Point CLO Ltd., Series 2013-8X, Class ER, 9.834% (3 Month LIBOR USD + 6.850%), 2/20/2030 (c)(h)		2,500,000	1,943,470
Regatta Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(d)(f)		2,500,000	1,100,000
Rockford Tower CLO Ltd., Series 2019-1A, Class ER, 10.563% (3 Month LIBOR USD + 6.320%), 4/20/2034 (a)(b)(c)		5,000,000	4,020,025
RR Ltd., Series 2019-6A, Class DR, 9.929% (3 Month LIBOR USD + 5.850%), 4/15/2036 (a)(c)(j)		2,000,000	1,622,346
Saranac CLO Ltd., Series 2020-8A, Class E, 11.104% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(b)(c)		5,250,000	4,185,489
Sound Point CLO Ltd., Series 2017-3A, Class D, 10.743% (3 Month LIBOR USD + 6.500%), 10/21/2030 (a)(b)(c)		3,800,000	2,753,522
Sound Point CLO Ltd., Series 2013-1A, Class A3R, 6.177% (3 Month LIBOR USD + 1.850%), 1/27/2031 (a)(c)		400,000	365,095
Sound Point CLO Ltd., Series 2014-1RA, Class E, 10.294% (3 Month LIBOR USD + 6.100%), 7/18/2031 (a)(b)(c)		4,500,000	3,015,868
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 5.193% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(c)(j)		17,756,577	15,990,437
Stewart Park CLO Ltd., Series 2015-1A, Class ER, 9.359% (3 Month LIBOR USD + 5.280%), 1/15/2030 (a)(b)(c)		5,250,000	4,146,755
Strata CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 10/20/2033 (a)(d)(f)		3,000,000	1,920,000
TCP Whitney CLO Ltd., Series 2017-1A, Class ER, 11.144% (3 Month LIBOR USD + 8.160%), 8/22/2033 (a)(b)(c)(d)		4,000,000	3,399,568
THL Credit Wind River CLO Ltd., Series 2019-3A, Class E2R, 10.829% (3 Month LIBOR USD + 6.750%), 7/15/2031 (a)(c)		1,500,000	1,274,694
Voya CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/16/2029 (a)(d)(f)		4,900,000	2,450,000
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 10/20/2027 (a)(d)(f)		4,900,000	1,323,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $153,574,450)			$115,698,097

Commercial Mortgage-Backed Securities ― 2.68%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 18.028% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(c)		4,750,000	4,682,023
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 4.086% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(c)		428,085	426,684
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 7.587% (1 Month LIBOR USD + 4.175%), 7/15/2031 (a)(c)		500,000	422,126
Harvest SBA Loan Trust, Series 2018-1, Class A, 5.334% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(c)		876,669	867,785
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 4.862% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(c)(j)		3,500,000	3,214,557
Med Trust, Series 2021-MDLN, Class F, 7.413% (1 Month LIBOR USD + 4.000%), 11/15/2038 (a)(c)		3,500,000	3,122,871
Med Trust, Series 2021-MDLN, Class G, 8.663% (1 Month LIBOR USD + 5.250%), 11/15/2038 (a)(c)		2,155,000	1,903,358
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.178%, 2/16/2046 (a)(d)(f)		1,000,000	35,055
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/17/2041 (a)		500,000	389,140
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(f)		73,653	73,487
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(f)		7,000,000	6,767,649
X-Caliber Funding LLC, 7.000%, 4/15/2023 (a)		3,628,320	3,614,239
X-Caliber Funding LLC, Series 2021-GA5, Class B1, 10.128% (1 Month LIBOR USD + 7.000%), 6/15/2023 (a)(c)		1,025,000	999,401
X-Caliber Funding LLC, 5.792% (TSFR1M + 2.750%), 3/15/2024 (a)(c)		4,532,394	4,441,728
X-Caliber Funding LLC, 10.792% (TSFR1M + 7.750%), 3/15/2024 (a)(c)		849,824	832,939
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)		300,000	271,812
X-Caliber Funding LLC, 10.128% (1 Month LIBOR USD + 7.000%), 10/15/2024 (a)(c)		4,125,000	4,048,700
X-Caliber Funding LLC, 11.000%, 10/15/2024 (a)		4,000,000	3,634,480
X-Caliber Funding LLC, 17.800%, 10/15/2024 (a)(f)		900,000	881,425
X-Caliber Funding LLC, 9.628% (1 Month LIBOR USD + 6.500%), 11/6/2024 (a)(c)		1,628,000	1,615,590
X-Caliber Funding LLC, Series 2021-7, Class B2, 0.000%, 1/6/2026 (a)		1,788,000	1,780,161
X-Caliber Funding LLC, Series 2021-CT6, Class B2, 5.250%, 1/6/2026 (a)		2,180,000	2,111,886
X-Caliber Funding LLC, Series 2021-CT6, Class B1, 9.128% (1 Month LIBOR USD + 6.000%), 1/6/2026 (a)(c)		9,375,000	8,863,819
X-Caliber Funding LLC, Series 2021-7, Class A, 6.128% (1 Month LIBOR USD + 3.000%), 1/15/2026 (a)(c)		3,950,000	3,806,240
X-Caliber Funding LLC, Series 2021-7, Class B1, 9.128% (1 Month LIBOR USD + 6.000%), 1/15/2026 (a)(c)		165,000	156,008
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 10.628% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(c)		2,700,000	2,597,117
X-Caliber Mortgage Trust, Series 2020-2, Class B1, 10.628% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(c)		7,000,000	6,726,986
X-Caliber Mortgage Trust, Series 2021-CT2, Class B1, 9.878% (1 Month LIBOR USD + 6.750%), 4/6/2023 (a)(c)		1,237,000	1,198,164
X-Caliber Mortgage Trust, Series 2020-5, Class A, 6.378% (1 Month LIBOR USD + 3.250%), 10/16/2023 (a)(c)		3,000,000	2,906,097
X-Caliber Mortgage Trust, Series 2020-5, Class B1, 11.378% (1 Month LIBOR USD + 8.250%), 10/16/2023 (a)(c)		7,000,000	6,656,993
X-Caliber Mortgage Trust, Series 2019-1, Class B1, 17.268% (1 Month LIBOR USD + 14.140%), 11/6/2023 (a)(c)		5,129,931	5,101,008
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 11.128% (1 Month LIBOR USD + 8.000%), 3/15/2024 (a)(c)		1,215,000	1,176,014
X-Caliber Mortgage Trust, Series 2021-WY4, Class B1, 11.128% (1 Month LIBOR USD + 8.000%), 5/6/2024 (a)(c)		2,020,000	1,947,094
X-Caliber Mortgage Trust, Series 2021-10, Class B1, 11.128% (1 Month LIBOR USD + 8.000%), 6/17/2024 (a)(c)		2,000,000	1,931,612
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $93,797,910)			$89,204,248

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 1.17%
Federal Home Loan Mortgage Corp., Series 2016-KF25, Class B, 8.143% (1 Month LIBOR USD + 5.000%), 10/25/2023 (a)(c)		130,091	129,408
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 5.443% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(c)		1,490,461	1,490,304
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 5.893% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(c)		2,063,287	1,985,977
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 5.643% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(c)		600,479	548,545
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 5.293% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(c)		1,182,007	1,116,979
Federal Home Loan Mortgage Corp., Series K-F16, Class A, 3.773% (1 Month LIBOR USD + 0.630%), 3/25/2026 (c)		889	881
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 5.443% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(c)		2,487,563	2,374,282
Federal Home Loan Mortgage Corp., Series K-F74, Class AL, 3.583% (1 Month LIBOR USD + 0.440%), 1/25/2027 (c)		546,805	543,247
Federal Home Loan Mortgage Corp., Series 2017-KSW3, Class B, 5.893% (1 Month LIBOR USD + 2.750%), 5/25/2027 (a)(c)		1,019,880	951,214
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 5.693% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(c)		921,939	877,262
Federal Home Loan Mortgage Corp., Series 2018-KF50, Class B, 5.043% (1 Month LIBOR USD + 1.900%), 7/25/2028 (a)(c)		1,860,398	1,668,204
Federal Home Loan Mortgage Corp., Series 2018-KW07, Class B, 4.083%, 9/25/2028 (a)(f)		2,250,000	1,942,830
Federal Home Loan Mortgage Corp., Series 2018-KF54, Class B, 5.343% (1 Month LIBOR USD + 2.200%), 11/25/2028 (c)		4,115,530	3,902,358
Federal Home Loan Mortgage Corp., Series 2019-KF61, Class B, 5.343% (1 Month LIBOR USD + 2.200%), 3/25/2029 (a)(c)		1,162,833	1,103,947
Federal Home Loan Mortgage Corp., Series 2019-KG02, Class B, 3.687%, 8/25/2029 (a)(f)		6,000,000	4,959,378
Federal Home Loan Mortgage Corp., Series K-G04, Class X1, 0.852%, 11/25/2030 (f)(g)		36,943,282	1,919,573
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M2, 6.747% (SOFR30A + 3.750%), 1/25/2051 (a)(c)		3,000,000	2,618,187
Federal National Mortgage Association, Series 2019-01, Class B10, 9.086% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(c)		1,500,000	1,351,944
Federal National Mortgage Association, Series 2019-01, Class CE, 12.336% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(c)		2,000,000	2,032,842
Federal National Mortgage Association, Series 2020-01, Class CE, 11.086% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(c)		8,000,000	7,619,192
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $41,723,002)			$39,136,554

Common Stocks ― 0.41%		Shares
Real Estate Investment Trust ― 0.41%
Annaly Capital Management, Inc.		84,833	1,573,652
Ellington Financial, Inc.		103,500	1,384,830
PennyMac Mortgage Investment Trust		81,182	1,125,994
Redwood Trust, Inc.		1,056,366	7,531,890
Rithm Capital Corp.		258,870	2,182,274
TOTAL COMMON STOCKS (Cost ― $22,315,439)			$13,798,640
		Principal
Corporate Obligations ― 4.25%		Amount
Basic Materials ― 0.61%
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)		$1,400,000	1,224,378
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(d)(h)		4,136,000	3,918,860
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)		1,700,000	1,540,829
Mercer International, Inc., 5.500%, 1/15/2026		1,250,000	1,173,317
Mercer International, Inc., 5.125%, 2/1/2029		1,400,000	1,163,134
Resolute Forest Products, Inc., 4.875%, 3/1/2026 (a)		175,000	173,000
Sylvamo Corp., 7.000%, 9/1/2029 (a)		9,950,000	9,261,554
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)		2,300,000	1,917,280
			20,372,352
Communications ― 0.27%
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)		3,700,000	3,053,610
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5.875%, 8/15/2027 (a)		1,900,000	1,714,712
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)		3,900,000	3,135,171
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)		1,000,000	946,015
			8,849,508
Consumer, Cyclical ― 0.31%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029		1,900,000	1,546,766
FirstCash, Inc., 4.625%, 9/1/2028 (a)		2,800,000	2,432,766
Ford Motor Credit Co. LLC, 2.900%, 2/16/2028		1,400,000	1,139,465
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029		1,500,000	1,304,655
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)		1,300,000	1,211,003
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)		3,100,000	2,634,690
			10,269,345
Consumer, Non-cyclical ― 0.11%
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (a)		900,000	702,441
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)		1,700,000	1,494,189
Rent-A-Center, Inc., 6.375%, 2/15/2029 (a)		2,100,000	1,639,050
			3,835,680
Energy ― 0.06%
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)		2,550,000	2,094,851

Financial ― 2.82%
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)		3,000,000	2,904,459
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)		11,500,000	9,672,209
B. Riley Financial, Inc., 6.375%, 2/28/2025 (k)		7,000,000	6,120,800
Banc of California, Inc., 5.250%, 4/15/2025		4,650,000	4,549,674
Bank of Commerce Holdings, 8.165% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(c)		2,500,000	2,501,031
Citadel LP, 5.375%, 1/17/2023 (a)		2,000,000	1,995,681
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(c)		1,000,000	965,153
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (c)		1,000,000	966,343
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (c)		1,000,000	971,773
First Charter Capital Trust, 4.983% (3 Month LIBOR USD + 1.690%), 9/15/2035 (c)(d)		1,000,000	932,006
First NBC Bank Holding Co., 5.750%, 2/18/2025 (d)(i)(l)		13,500,000	1,312,200
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)		2,400,000	1,899,744
Georgia Banking Co. Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (a)(c)		4,000,000	3,575,065
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (c)		3,300,000	2,968,101
Jacksonville Bancorp, Inc., 7.043% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(c)		1,200,000	1,199,071
Kingstone Cos, Inc., 5.500%, 12/30/2022		2,000,000	1,950,537
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)		800,000	448,096
Luther Burbank Corp., 6.500%, 9/30/2024 (a)		3,300,000	3,332,241
Midland States Bancorp, Inc., 5.000% (TSFR3M + 3.610%), 9/30/2029 (c)		750,000	717,201
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)		7,700,000	6,240,790
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)		1,900,000	1,900,751
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (a)(c)		1,000,000	946,128
OneMain Finance Corp., 4.000%, 9/15/2030		800,000	606,096
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)		900,000	676,130
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)		900,000	678,777
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)		4,000,000	3,326,120
PRA Group, Inc., 5.000%, 10/1/2029 (a)		2,600,000	2,089,022
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (c)		1,500,000	1,309,740
Preferred Pass-Through Trust, 4.663% (N/A + 0.000%), 12/29/2049 (a)(m)		1,000,000	650,000
Ready Capital Corp., 6.200%, 7/30/2026 (k)		8,000,000	7,200,000
Ready Capital Corp., 5.750%, 2/15/2026 (k)		2,211,300	1,932,676
Sterling Bancorp, Inc., 9.899% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(c)		2,050,000	2,050,216
StoneX Group, Inc., 8.625%, 6/15/2025 (a)		2,700,000	2,662,848
TIAA FSB Holdings, Inc., 4.381%, 1/7/2035 (d)(f)		5,000,000	4,100,000
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)		2,000,000	1,817,668
Trinity Capital, Inc., 7.000%, 1/16/2025 (k)		2,500,000	2,450,000
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)		2,800,000	2,133,558
Western Alliance Bank, 5.250% (TSFR3M + 5.120%), 6/1/2030 (c)		2,000,000	1,916,408
Zais Group LLC, 7.000%, 11/15/2023 (a)		310,200	300,558
			93,968,871
Industrial ― 0.07%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)		1,400,000	1,276,657
Seaspan Corp., 5.500%, 8/1/2029 (a)		1,350,000	1,043,198
			2,319,855
TOTAL CORPORATE OBLIGATIONS (Cost ― $172,230,424)			$141,710,462

Investment Companies ― 3.44%		Shares
Affiliated Exchange Traded Funds ― 0.14%
Angel Oak Ultrashort Income ETF		95,500	4,783,118

Affiliated Mutual Funds ― 3.30%
Angel Oak Core Impact Fund, Institutional Class		3,985,110	33,435,074
Angel Oak Financials Income Impact Fund, Institutional Class		5,147,772	41,954,341
Angel Oak High Yield Opportunities Fund, Institutional Class		3,336,241	34,496,731
			109,886,146
TOTAL INVESTMENT COMPANIES (Cost ― $131,331,061)			$114,669,264

Preferred Stocks ― 0.20%
Real Estate Investment Trust ― 0.20%
AGNC Investment Corp., 6.500% (3 Month LIBOR + 4.993%) (c)		66,529	1,303,968
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (c)		173,425	3,586,429
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (c)		92,942	1,652,509
TOTAL PREFERRED STOCKS (Cost ― $8,322,400)			$6,542,906
		Principal
Residential Mortgage-Backed Securities ― 80.28%		Amount
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 3.986% (1 Month LIBOR USD + 0.400%), 12/25/2035 (c)		$60,786	60,598
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 3.561%, 7/25/2035 (f)		357,056	308,053
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.756%, 2/25/2036 (f)(j)		6,018,380	4,927,362
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.449%, 3/25/2036 (f)		1,478,265	1,171,744
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.841%, 3/25/2036 (f)		776,647	443,542
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 3.946% (1 Month LIBOR USD + 0.360%), 8/25/2036 (c)		1,459,724	759,927
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.902%, 3/25/2037 (f)		300,712	256,944
Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 4.144%, 3/25/2037 (f)		2,910,402	2,613,957
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.062%, 6/25/2037 (f)		1,692,341	1,441,292
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.062%, 6/25/2037 (f)		1,783,519	1,394,858
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.521%, 6/25/2045 (a)(f)		2,018,000	1,623,283
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.750%, 6/25/2037 (n)		305,646	291,079
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 0.329%, 5/25/2046 (d)(f)(g)		16,353,718	446,228
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 3.776% (1 Month LIBOR USD + 0.190%), 5/25/2046 (c)		1,600,162	1,326,523
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 2.331% (12 Month US Treasury Average + 0.960%), 9/25/2046 (c)		1,062,666	896,148
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.032%, 12/25/2046 (d)(f)(g)		62,937,085	1,149,105
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 0.228%, 6/25/2047 (d)(f)(g)		17,705,708	844,049
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.883%, 9/25/2035 (n)		4,101,879	2,842,783
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 5.959% (6 Month LIBOR USD + 1.750%), 12/25/2036 (c)		4,020,705	3,442,829
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (n)		6,278,266	2,531,711
American Home Mortgage Investment Trust, Series 2007-A, Class 13A1, 6.600%, 1/25/2037 (a)(n)		2,211,292	926,191
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 2.859% (1 Month LIBOR USD + 0.600%), 9/25/2045 (c)(j)		5,872,924	4,711,219
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 5.399% (1 Month LIBOR USD + 3.140%), 9/25/2045 (c)		435,089	352,249
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 4.046% (1 Month LIBOR USD + 0.460%), 3/25/2047 (c)		3,973,558	1,818,002
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 3.746% (1 Month LIBOR USD + 0.160%), 5/25/2047 (c)(j)		18,116,628	11,335,157
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 3.776% (1 Month LIBOR USD + 0.190%), 5/25/2047 (c)(j)		10,939,202	6,403,492
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.650%, 12/25/2056 (a)		2,000,000	1,626,468
Banc of America Funding Trust, Series 2009-R14A, Class 2A, 9.145% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(c)(o)		314,848	315,846
Banc of America Funding Trust, Series 2015-R8, Class 3A2, 3.672%, 8/28/2035 (a)(f)		1,852,834	1,497,849
Banc of America Funding Trust, Series 2007-8, Class 2A1, 7.000%, 10/25/2037		3,832,972	2,972,976
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035		343,866	326,090
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (f)		3,520,657	1,081,923
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 6.498%, 10/25/2036 (j)(n)		10,359,737	3,497,644
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (e)		157,042	87,854
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 4.186% (1 Month LIBOR USD + 0.600%), 4/25/2037 (c)		2,459,061	1,629,394
Bank of America Funding Trust, Series 2005-F, Class 4A1, 3.610%, 9/20/2035 (f)		1,667,719	1,358,859
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.008%, 5/20/2036 (f)		718,360	614,567
Bank of America Funding Trust, Series 2007-2, Class 1A16, 4.186% (1 Month LIBOR USD + 0.600%), 3/25/2037 (c)		2,426,678	1,522,791
Bank of America Funding Trust, Series 2014-R1, Class A2, 3.384% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(c)(j)		4,496,554	3,683,878
Bank of America Funding Trust, Series 2007-A, Class 2A1, 3.809% (1 Month LIBOR USD + 0.320%), 2/20/2047 (c)		1,747,185	1,395,295
Bank of America Funding Trust, Series 2007-A, Class 2A5, 3.949% (1 Month LIBOR USD + 0.460%), 2/20/2047 (c)		1,074,871	856,383
Bank of America Funding Trust, Series 2007-B, Class A1, 3.909% (1 Month LIBOR USD + 0.420%), 4/20/2047 (c)		2,961,784	2,287,054
Bank of America Funding Trust, Series 2007-C, Class 7A4, 3.929% (1 Month LIBOR USD + 0.440%), 5/20/2047 (c)		2,188,583	1,916,072
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037		857,615	764,131
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (e)		283,979	212,606
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(f)		1,575,791	1,272,154
BCAP LLC Trust, Series 2010-RR6, Class 1410, 5.412%, 12/27/2035 (a)(f)(j)		4,706,693	3,728,025
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 3.364% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(c)		2,016,484	1,278,832
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 3.254%, 5/28/2036 (a)(f)		983,230	691,331
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 3.497%, 5/28/2036 (a)(f)		3,097,944	2,319,842
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 3.113%, 1/27/2037 (a)(f)		1,005,725	874,608
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 3.045%, 1/28/2037 (a)(f)(j)		6,143,950	5,674,098
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 4.006% (1 Month LIBOR USD + 0.420%), 4/25/2037 (c)		1,045,537	894,969
BCAP LLC Trust, Series 2008-IND1, Class A1, 5.986% (1 Month LIBOR USD + 2.400%), 10/25/2047 (c)(j)		14,951,934	11,526,102
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 3.637%, 8/25/2035 (f)		1,715,141	1,446,939
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.437%, 7/25/2036 (f)		420,087	348,812
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 4.093%, 6/25/2034 (f)		497,873	476,943
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.410%, 7/25/2035 (f)		452,392	407,323
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.542%, 9/25/2035 (f)(j)		14,331,053	9,086,404
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.664%, 9/25/2035 (f)		2,691,503	2,351,676
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 4.586% (1 Month LIBOR USD + 1.000%), 8/25/2035 (c)		1,516,568	1,021,715
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 4.086% (1 Month LIBOR USD + 0.500%), 5/25/2037 (c)		22,551	19,615
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037		2,162,428	1,440,938
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 4.006% (1 Month LIBOR USD + 0.420%), 7/25/2036 (c)		491,192	379,087
Bellemeade Re Ltd., Series 2019-2A, Class B1, 7.686% (1 Month LIBOR USD + 4.100%), 4/25/2029 (a)(c)		9,180,000	8,654,234
Bellemeade Re Ltd., Series 2020-4A, Class B1, 8.586% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(c)		2,500,000	2,396,405
Bellemeade Re Ltd., Series 2021-2A, Class M2, 5.897% (SOFR30A + 2.900%), 6/25/2031 (a)(c)		8,250,000	6,985,102
Bellemeade Re Ltd., Series 2021-3A, Class M2, 6.147% (SOFR30A + 3.150%), 9/25/2031 (a)(c)		2,900,000	2,528,916
Bellemeade Re Ltd., Series 2022-1, Class M1C, 6.697% (SOFR30A + 3.700%), 1/26/2032 (a)(c)		2,500,000	2,280,582
Bellemeade Re Ltd., Series 2022-1, Class M2, 7.597% (SOFR30A + 4.600%), 1/26/2032 (a)(c)		3,750,000	3,401,254
BNC Mortgage Loan Trust, Series 2006-2, Class A5, 4.206% (1 Month LIBOR USD + 0.620%), 11/25/2036 (c)(j)		33,000,000	15,579,531
Boston Lending Trust, Series 2021-1, Class A, 2.000%, 7/25/2061 (a)(f)		4,077,204	3,504,206
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(b)(f)		2,913,034	2,684,515
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.595%, 2/25/2046 (a)(f)		3,000,000	2,317,176
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 4.347% (SOFR30A + 1.350%), 2/25/2050 (a)(c)		2,079,693	1,819,193
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 4.547% (SOFR30A + 1.550%), 2/25/2050 (a)(c)		2,466,012	2,109,350
Chase Mortgage Finance Corp., Series 2021-CL1, Class M4, 5.647% (SOFR30A + 2.650%), 2/25/2050 (a)(c)		2,551,091	2,172,771
Chase Mortgage Finance Corp., Series 2021-CL1, Class M5, 6.247% (SOFR30A + 3.250%), 2/25/2050 (a)(c)		1,020,310	849,276
Chase Mortgage Finance Corp., Series 2021-CL1, Class B, 9.497% (SOFR30A + 6.500%), 2/25/2050 (a)(c)		2,159,000	1,882,069
Chase Mortgage Finance Trust, Series 2006-A1, Class 2A2, 3.988%, 9/25/2036 (f)		993,644	875,633
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036		761,459	376,494
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035		1,425,584	1,143,776
ChaseFlex Trust, Series 2007-1, Class 2A10, 4.086% (1 Month LIBOR USD + 0.500%), 2/25/2037 (c)		2,303,411	676,869
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037		1,598,606	884,050
ChaseFlex Trust, Series 2007-2, Class A1, 4.146% (1 Month LIBOR USD + 0.560%), 5/25/2037 (c)		2,787,435	2,300,381
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 3.836% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(c)		1,489,875	1,186,830
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 4.166% (1 Month LIBOR USD + 0.580%), 10/25/2035 (a)(c)		2,558,848	2,145,599
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 3.736% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(c)		1,912,854	1,642,640
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 3.786% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(c)		1,340,936	972,820
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 3.786% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(c)		2,133,252	1,833,720
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.414%, 4/25/2037 (a)(d)(f)(g)		17,910,485	210,430
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 3.796% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(c)		312,491	242,230
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 3.736% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(c)		3,319,313	2,509,975
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 3.716% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(c)(j)		8,614,192	7,579,791
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 3.766% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(c)		4,346,597	3,449,968
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 3.716% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(c)		916,989	765,693
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 3.766% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(c)		3,807,616	3,004,263
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 3.716% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(c)(j)		7,486,053	6,668,981
CIM Trust, Series 2019-J1, Class B5, 3.948%, 8/25/2049 (a)(f)		613,000	416,337
CIM Trust, Series 2021-J1, Class B6, 2.658%, 3/25/2051 (a)(f)		1,416,978	306,481
CIM Trust, Series 2021-J1, Class B4, 2.658%, 3/25/2051 (a)(f)		1,358,912	723,615
CIM Trust, Series 2021-J1, Class B5, 2.658%, 3/25/2051 (a)(f)		810,000	303,819
CIM Trust, Series 2021-J2, Class B5, 2.674%, 4/25/2051 (a)(f)		718,000	283,232
CIM Trust, Series 2021-J2, Class B4, 2.674%, 4/25/2051 (a)(f)		1,613,144	865,652
CIM Trust, Series 2021-J2, Class B6, 2.674%, 4/25/2051 (a)(f)		1,438,139	283,060
CIM Trust, Series 2021-J3, Class B6, 2.618%, 6/25/2051 (a)(f)		800,773	154,124
CIM Trust, Series 2021-J3, Class B4, 2.618%, 6/25/2051 (a)(f)		1,281,000	570,072
CIM Trust, Series 2021-J3, Class B5, 2.618%, 6/25/2051 (a)(f)		481,000	160,969
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (e)		35,942	22,179
Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2, 3.837%, 8/25/2035 (f)		314,356	291,595
Citigroup Mortgage Loan Trust, Series 2005-12, Class 2A1, 4.386% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(c)		1,510,410	1,347,440
Citigroup Mortgage Loan Trust, Series 2005-7, Class 2A2A, 4.113%, 11/25/2035 (f)		1,729,877	1,221,018
Citigroup Mortgage Loan Trust, Series 2006-4, Class 2A1A, 6.000%, 12/25/2035		433,050	414,628
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 3.906% (1 Month LIBOR USD + 0.320%), 1/25/2037 (c)		2,992,132	2,561,855
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035		1,358,536	1,134,738
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 4.236% (1 Month LIBOR USD + 0.650%), 9/25/2036 (c)		1,680,746	1,062,776
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A3, 6.000%, 9/25/2036		3,140,331	2,937,435
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (e)		75,530	36,923
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 4.236% (1 Month LIBOR USD + 0.650%), 12/25/2036 (c)		4,271,015	2,785,282
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (f)		2,222,944	1,903,393
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (e)		122,995	56,829
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 4.186% (1 Month LIBOR USD + 0.600%), 3/25/2037 (c)		2,411,953	1,678,430
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (e)		118,829	56,777
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 4.186% (1 Month LIBOR USD + 0.600%), 4/25/2037 (c)		1,549,774	1,110,791
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 4.086% (1 Month LIBOR USD + 0.500%), 5/25/2037 (c)(j)		4,069,496	2,684,170
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 4.186% (1 Month LIBOR USD + 0.600%), 6/25/2037 (c)		1,733,436	1,249,809
COLT Funding LLC, Series 2021-3R, Class M1, 2.355%, 12/26/2064 (a)(f)		2,862,000	2,254,383
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(f)		3,605,000	3,024,476
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 3.986% (1 Month LIBOR USD + 0.400%), 2/25/2035 (c)		594,189	423,015
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035		381,568	360,027
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 1.500%, 5/25/2035 (d)(f)(g)		18,238,734	457,008
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.102%, 6/25/2035 (d)(f)(g)		18,525,601	285,998
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 1.186%, 7/20/2035 (d)(f)(g)		9,058,373	104,579
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 2.681% (12 Month US Treasury Average + 1.310%), 7/20/2035 (c)		476,560	359,943
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 3.719% (1 Month LIBOR USD + 0.460%), 7/20/2035 (c)		3,915,696	3,059,181
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 3.886% (1 Month LIBOR USD + 0.300%), 7/25/2035 (c)(j)		4,476,329	3,291,883
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.881%, 8/25/2035 (d)(f)(g)		23,036,434	153,768
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.459%, 8/25/2035 (f)		580,237	481,137
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.549%, 8/25/2035 (f)		497,852	472,919
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035		624,820	478,601
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 0.362%, 9/25/2035 (d)(f)(g)		3,690,637	110,343
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.224%, 9/25/2035 (d)(f)(g)		46,019,863	489,835
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 3.916% (1 Month LIBOR USD + 0.330%), 9/25/2035 (c)		318,569	202,172
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 0.017%, 10/25/2035 (d)(f)(g)		18,769,841	329,204
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 4.266% (1 Month LIBOR USD + 0.680%), 10/25/2035 (c)		1,148,712	600,306
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 0.021%, 11/20/2035 (d)(f)(g)		17,848,441	308,278
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 0.035%, 11/20/2035 (d)(f)(g)		12,497,424	195,672
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 0.836%, 11/20/2035 (d)(f)(g)		16,284,702	954,218
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.090%, 11/25/2035 (d)(f)(g)		22,089,981	316,881
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 3.986% (1 Month LIBOR USD + 0.400%), 11/25/2035 (c)		2,675,994	1,440,169
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 4.166% (1 Month LIBOR USD + 0.580%), 11/25/2035 (c)		40,605	36,819
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 4.106% (1 Month LIBOR USD + 0.520%), 12/25/2035 (c)		1,304,172	1,048,054
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035		1,591,532	1,319,453
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035 (j)		3,474,910	2,992,047
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036		1,305,895	984,811
CountryWide Alternative Loan Trust, Series 2005-85CB, Class 2A5, 4.686% (1 Month LIBOR USD + 1.100%), 2/25/2036 (c)		1,386,964	1,081,677
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 0.137%, 5/25/2036 (d)(f)(g)		16,091,130	240,160
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (d)(f)(g)		2,949,304	40,488
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 4.186% (1 Month LIBOR USD + 0.600%), 8/25/2036 (c)		3,921,518	1,561,760
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (c)		687,855	396,519
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 3.886% (1 Month LIBOR USD + 0.300%), 10/25/2036 (c)		1,586,020	667,349
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036		650,453	527,998
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036		6,625,711	4,041,525
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037		544,491	446,166
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037		2,780,289	1,646,448
CountryWide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.500%, 9/25/2037 (j)		8,778,564	3,627,197
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 0.029%, 3/20/2046 (d)(f)(g)		11,573,127	204,243
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 0.027%, 8/25/2046 (d)(g)(n)		23,393,564	62,952
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.357%, 8/25/2046 (d)(f)(g)		22,463,292	172,271
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 1.388%, 8/25/2046 (d)(f)(g)		13,414,081	71,819
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 4.086% (1 Month LIBOR USD + 0.500%), 8/25/2047 (c)		3,249,131	1,347,675
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 1.527%, 12/20/2035 (a)(f)(g)		41,303,634	2,774,159
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(f)(g)		11,170,706	272,420
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-20, Class X, 0.249%, 10/25/2034 (d)(f)(g)		6,417,116	229,117
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.121%, 2/25/2035 (d)(f)(g)		13,568,708	137,410
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.134%, 2/25/2035 (d)(f)(g)		3,407,133	43,560
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 4.326% (1 Month LIBOR USD + 0.740%), 2/25/2035 (c)		1,398,637	1,052,775
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.123%, 3/25/2035 (d)(f)(g)		8,628,806	153,800
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 0.127%, 3/25/2035 (d)(f)(g)		3,346,240	87,320
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.859%, 3/25/2035 (d)(f)(g)		994,879	27,293
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.825%, 3/25/2035 (f)		3,668,456	2,890,626
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 4.226% (1 Month LIBOR USD + 0.640%), 3/25/2035 (c)		695,532	531,187
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 0.027%, 4/25/2035 (d)(f)(g)		5,420,004	83,761
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 2.820%, 3/20/2036 (f)		4,790,653	4,414,922
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036		1,267,310	1,065,673
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.157%, 7/25/2036 (d)(f)(g)		16,148,433	95,615
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037		1,360,403	972,762
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037		716,363	532,961
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 4.236% (1 Month LIBOR USD + 0.650%), 7/25/2037 (c)		4,503,259	928,482
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037		1,877,909	1,105,711
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038		2,665,227	1,513,404
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 2A1, 5.250%, 8/25/2035 (j)		7,968,980	5,537,652
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035		2,279,036	1,732,543
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 3.236%, 7/27/2035 (a)(f)		6,828,932	5,124,677
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(c)		391,142	349,932
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class A1, 0.830%, 3/25/2056 (a)(f)		755,338	608,424
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(f)		3,031,450	2,406,511
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(f)		1,539,950	1,266,618
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AIOS, 0.040%, 7/25/2056 (a)(f)(g)		121,691,770	277,701
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AX4, 0.400%, 7/25/2056 (a)(f)(g)		8,259,461	146,936
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B3, 3.083%, 7/25/2056 (a)(f)		4,350,810	3,002,203
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B6, 3.083%, 7/25/2056 (a)(f)		1,323,281	298,784
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B1, 3.083%, 7/25/2056 (a)(f)		5,758,803	4,457,821
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B2, 3.083%, 7/25/2056 (a)(f)		5,373,720	3,901,852
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B4, 3.083%, 7/25/2056 (a)(f)		2,430,902	1,619,606
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B5, 3.083%, 7/25/2056 (a)(f)		1,663,491	875,786
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AIOS, 0.040%, 11/25/2056 (a)(d)(f)(g)		354,389,126	734,649
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX1, 0.134%, 11/25/2056 (a)(f)(g)		319,143,534	1,970,073
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX4, 0.150%, 11/25/2056 (a)(f)(g)		20,550,149	150,016
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A3X, 0.500%, 11/25/2056 (a)(f)(g)		183,674,934	4,588,751
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A15X, 0.500%, 11/25/2056 (a)(f)(g)		13,417,142	330,974
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A11X, 1.869% (SOFR30A + 4.100%), 11/25/2056 (a)(c)(g)		22,394,504	1,160,461
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A5A, 2.500%, 11/25/2056 (a)(b)(f)		19,210,526	12,886,171
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B2, 3.284%, 11/25/2056 (a)(b)(f)		8,076,039	5,883,427
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B6, 3.284%, 11/25/2056 (a)(f)		2,364,325	565,970
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B3, 3.284%, 11/25/2056 (a)(b)(f)		7,884,084	5,464,719
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B4, 3.284%, 11/25/2056 (a)(f)		4,422,394	2,954,504
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B5, 3.284%, 11/25/2056 (a)(f)		2,884,285	1,767,285
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class B5, 4.365%, 8/25/2057 (a)(f)		10,115,646	8,822,624
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.594%, 1/25/2060 (a)(f)(g)		203,975,192	9,303,920
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 3.972%, 1/25/2060 (a)(f)		10,124,150	7,624,831
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 3.972%, 1/25/2060 (a)(f)		10,125,738	6,702,246
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(f)		1,000,000	743,646
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(n)		2,957,714	2,700,591
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.819%, 6/25/2067 (a)(n)		4,436,571	4,104,671
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 6/25/2067 (a)(f)		500,000	414,924
Credit Suisse Mortgage-Backed Trust, Series 2006-4, Class 1A1, 4.286% (1 Month LIBOR USD + 0.700%), 5/25/2036 (c)		1,725,869	854,928
Credit Suisse Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036		1,128,100	810,516
CSMC Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(f)		2,988,754	2,575,209
CSMC Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(f)		1,878,258	1,566,349
CSMCM Trust, Series 2018-RPL3, Class CERT, 2.741%, 7/25/2050 (a)(d)(f)		10,585,731	9,085,458
CSMCM Trust, Series 2018-RPL1, Class CERT, 2.757%, 7/25/2057 (a)(d)(f)		13,002,840	11,658,100
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 3.896% (1 Month LIBOR USD + 0.310%), 8/25/2035 (c)		2,226,440	1,635,777
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035		237,109	180,215
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035		3,631,602	2,828,622
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035		386,487	355,187
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.878%, 2/25/2036 (f)		413,654	333,496
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 3.846% (1 Month LIBOR USD + 0.260%), 10/25/2036 (c)		7,512,020	2,599,535
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 4.066% (1 Month LIBOR USD + 0.480%), 3/25/2037 (c)(j)		76,432,950	5,675,147
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (e)		467,200	274,344
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 3.826% (1 Month LIBOR USD + 0.240%), 1/25/2047 (c)(j)		5,978,020	5,112,910
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 3.946% (1 Month LIBOR USD + 0.360%), 1/25/2047 (c)		1,038,236	768,225
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2, Class A1, 2.141% (12 Month US Treasury Average + 0.770%), 4/25/2047 (c)		682,665	623,824
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 3.786% (1 Month LIBOR USD + 0.200%), 8/25/2047 (c)		1,407,718	1,201,426
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2B, 5.600%, 2/25/2036 (f)		3,784,104	3,543,321
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (f)		3,770,464	3,491,302
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (f)		3,007,161	2,738,381
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (f)		362,377	332,355
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (f)		1,612,308	1,475,823
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (f)		508,742	481,508
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 6.593%, 6/25/2036 (n)		352,800	318,471
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (f)(j)		1,986,237	1,651,931
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.800%, 7/25/2036 (n)		192,655	167,173
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Classs A1C, 6.000%, 10/25/2036 (f)		4,781,078	4,333,540
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.500%, 10/25/2036 (j)(n)		6,432,581	5,775,171
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2007-WM1, Class A1, 3.466%, 6/27/2037 (a)(f)(j)		12,020,947	9,861,023
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 3.268%, 8/25/2037 (a)(f)(j)		8,204,388	7,852,124
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045		1	500,418
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 3.680% (1 Month LIBOR USD + 0.200%), 10/19/2036 (c)(j)		19,905,792	16,456,436
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 3.620% (1 Month LIBOR USD + 0.140%), 3/19/2037 (c)(j)		35,257,855	29,145,906
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 0.006%, 9/19/2044 (d)(f)(g)		13,964,503	148,191
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 4.300% (1 Month LIBOR USD + 0.820%), 9/19/2044 (c)		643,586	549,628
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (d)(i)		1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.006%, 11/19/2044 (d)(f)(g)		13,849,856	140,562
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 0.162%, 1/19/2045 (d)(f)(g)		11,642,972	65,492
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 1A1A, 4.200% (1 Month LIBOR USD + 0.720%), 1/19/2045 (c)(j)		7,791,003	6,263,483
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (d)(i)		1,000,000	10,000
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 0.293%, 3/19/2045 (d)(f)(g)		22,636,038	225,749
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 4.020% (1 Month LIBOR USD + 0.540%), 3/19/2045 (c)(j)		19,102,696	17,120,810
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 3.920% (1 Month LIBOR USD + 0.440%), 6/19/2045 (c)		1,501,806	1,348,200
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 4.000% (1 Month LIBOR USD + 0.520%), 8/19/2045 (c)		150,532	116,798
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 4.000% (1 Month LIBOR USD + 0.520%), 8/19/2045 (c)		1,187,848	1,030,395
DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 4.140% (1 Month LIBOR USD + 0.660%), 9/19/2045 (c)(j)		9,552,765	5,510,159
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 2.291% (12 Month US Treasury Average + 0.920%), 3/19/2046 (c)(j)		8,702,819	6,725,182
Eagle RE Ltd., Series 2019-1, Class M2, 6.886% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(c)		20,903,000	20,436,403
Eagle RE Ltd., Series 2019-1, Class B1, 8.086% (1 Month LIBOR USD + 4.500%), 4/25/2029 (a)(c)		7,909,125	7,499,409
Eagle RE Ltd., Series 2020-1, Class M2, 5.586% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(c)		23,461,850	21,371,493
Eagle RE Ltd., Series 2020-1, Class B1, 6.436% (1 Month LIBOR USD + 2.850%), 1/25/2030 (a)(c)		3,600,000	3,305,459
Eagle RE Ltd., Series 2021-1, Class M2, 7.447% (SOFR30A + 4.450%), 10/25/2033 (a)(c)		9,900,000	9,575,815
Eagle RE Ltd., Series 2021-2, Class M2, 7.247% (SOFR30A + 4.250%), 4/25/2034 (a)(c)		3,000,000	2,750,340
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 3.774%, 11/25/2035 (f)		941,385	768,337
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035		6,279	5,063
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 4.086% (1 Month LIBOR USD + 0.500%), 4/25/2036 (c)		3,659,407	1,581,142
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036		216,654	139,246
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.768%, 5/25/2036 (f)		396,084	332,649
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 4.268%, 9/25/2035 (f)		41,280	32,484
Flagstar Mortgage Trust, Series 2021-9INV, Class AX1, 0.498%, 10/25/2041 (a)(f)(g)		250,706,434	3,839,318
Flagstar Mortgage Trust, Series 2021-9INV, Class B6C, 2.705%, 10/25/2041 (a)(f)		1,827,125	561,461
Flagstar Mortgage Trust, Series 2021-9INV, Class B5, 2.998%, 10/25/2041 (a)(f)		1,418,184	723,980
Flagstar Mortgage Trust, Series 2021-9INV, Class B4, 2.998%, 10/25/2041 (a)(f)		567,097	415,739
Flagstar Mortgage Trust, Series 2017-2, Class B5, 4.042%, 10/25/2047 (a)(f)		1,153,000	827,520
Flagstar Mortgage Trust, Series 2018-2, Class B5, 4.011%, 4/25/2048 (a)(f)		2,868,013	2,255,179
Flagstar Mortgage Trust, Series 2018-6RR, Class B5, 4.924%, 10/25/2048 (a)(f)		2,478,000	2,014,988
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 2.944%, 2/27/2051 (a)(f)		2,932,342	650,449
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.130%, 2/27/2051 (a)(f)		1,222,000	627,694
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.130%, 2/27/2051 (a)(f)		2,806,144	1,956,314
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.611%, 4/25/2051 (a)(f)		1,792,016	364,774
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.785%, 4/25/2051 (a)(f)		1,343,000	478,338
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.785%, 4/25/2051 (a)(f)		1,340,188	626,692
Flagstar Mortgage Trust, Series 2021-4, Class B6C, 2.414%, 6/25/2051 (a)(f)		3,378,231	660,718
Flagstar Mortgage Trust, Series 2021-4, Class B4, 2.707%, 6/25/2051 (a)(f)		1,693,523	1,085,669
Flagstar Mortgage Trust, Series 2021-4, Class B5, 2.707%, 6/25/2051 (a)(f)		1,451,730	809,827
Flagstar Mortgage Trust, Series 2021-6INV, Class B6C, 3.208%, 8/25/2051 (a)(f)		10,618,644	4,285,334
Flagstar Mortgage Trust, Series 2021-6INV, Class B5, 3.494%, 8/25/2051 (a)(f)		3,087,272	1,959,032
Flagstar Mortgage Trust, Series 2021-6INV, Class B3, 3.494%, 8/25/2051 (a)(b)(f)		12,006,058	8,540,185
Flagstar Mortgage Trust, Series 2021-6INV, Class B4, 3.494%, 8/25/2051 (a)(f)		8,574,829	5,846,241
Flagstar Mortgage Trust, Series 2021-10IN, Class B6C, 3.427%, 10/25/2051 (a)(f)		13,970,662	6,499,292
Flagstar Mortgage Trust, Series 2021-10IN, Class B4, 3.519%, 10/25/2051 (a)(b)(f)		9,003,316	6,057,476
Flagstar Mortgage Trust, Series 2021-10IN, Class B5, 3.519%, 10/25/2051 (a)(f)		1,241,933	741,336
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.562%, 9/19/2035 (f)		36,639	30,657
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1, 2.904%, 4/19/2036 (f)		725,051	623,060
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.322%, 2/25/2053 (a)(f)		52,840,690	50,128,853
GreenPoint Mortgage Funding Trust, Series 2005-AR1, Class X1, 0.219%, 6/25/2045 (d)(f)(g)		15,848,238	293,509
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class X1, 0.319%, 8/25/2045 (d)(f)(g)		22,526,411	1,181,916
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (d)(g)		23,309,445	438,264
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X4, 0.124%, 10/25/2045 (d)(f)(g)		11,971,996	220,728
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 4.206% (1 Month LIBOR USD + 0.620%), 10/25/2045 (c)		1,392,461	987,227
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.027%, 1/25/2043 (a)(f)(g)		353,315,772	538,807
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.777%, 3/25/2044 (a)(f)		1,815,500	1,240,464
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.777%, 4/25/2045 (a)(f)		1,557,236	876,904
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.079%, 8/25/2049 (a)(f)		1,500,000	1,286,875
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.079%, 8/25/2049 (a)(f)		577,000	467,622
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class AIOS, 0.220%, 3/25/2050 (a)(f)(g)		36,470,790	137,422
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 3.993%, 3/25/2050 (a)(f)		1,649,120	1,051,276
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.275%, 3/25/2051 (a)(f)		1,778,234	1,192,921
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.275%, 3/25/2051 (a)(f)		2,174,034	1,619,901
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.777%, 5/25/2051 (a)(f)		1,704,942	675,374
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.759%, 6/25/2051 (a)(f)		2,385,332	1,425,069
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.759%, 6/25/2051 (a)(f)		1,039,000	400,713
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.759%, 6/25/2051 (a)(f)		2,079,428	451,313
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.652%, 8/25/2051 (a)(f)		1,273,094	600,171
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B6, 2.652%, 8/25/2051 (a)(f)		2,208,829	432,107
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.652%, 8/25/2051 (a)(f)		1,273,094	826,913
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.017%, 9/25/2051 (a)(f)(g)		511,266,745	371,180
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B4, 2.617%, 9/25/2051 (a)(f)		2,693,723	1,386,211
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B1, 2.617%, 9/25/2051 (a)(f)		5,089,106	4,028,872
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.617%, 9/25/2051 (a)(f)		2,474,328	479,839
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.617%, 9/25/2051 (a)(b)(f)		8,017,651	5,945,562
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.617%, 9/25/2051 (a)(f)		1,244,000	435,898
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B6, 2.589%, 10/25/2051 (a)(f)		2,987,778	571,968
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B4, 2.589%, 10/25/2051 (a)(f)		3,744,514	2,130,595
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B5, 2.589%, 10/25/2051 (a)(f)		1,194,000	414,950
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class AX1, 0.024%, 11/25/2051 (a)(f)(g)		871,019,356	1,428,472
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B5, 2.680%, 11/25/2051 (a)(f)		1,038,000	365,113
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B6, 2.680%, 11/25/2051 (a)(f)		4,670,429	924,824
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B4, 2.680%, 11/25/2051 (a)(f)		5,519,472	3,599,507
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B1, 3.035%, 12/25/2051 (a)(f)		4,057,902	3,063,700
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B2, 3.035%, 12/25/2051 (a)(f)		4,057,902	2,864,375
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B3, 3.035%, 12/25/2051 (a)(f)		4,208,663	2,938,674
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B6, 3.046%, 12/25/2051 (a)(f)		2,472,259	526,969
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B4, 3.046%, 12/25/2051 (a)(f)		3,006,466	1,944,666
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B5, 3.046%, 12/25/2051 (a)(f)		1,804,268	1,080,396
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B1, 2.723%, 1/25/2052 (a)(b)(f)		8,569,394	6,553,658
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B4, 2.723%, 1/25/2052 (a)(f)		7,667,506	5,096,422
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B6, 2.723%, 1/25/2052 (a)(f)		3,252,733	897,000
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B5, 2.723%, 1/25/2052 (a)(f)		1,803,776	1,066,631
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B2, 2.723%, 1/25/2052 (a)(b)(f)		13,079,806	9,172,423
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B5, 2.770%, 1/25/2052 (a)(f)		1,237,000	440,245
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B4, 2.770%, 1/25/2052 (a)(f)		3,904,149	2,306,017
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B6, 2.770%, 1/25/2052 (a)(f)		3,091,101	629,521
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B5, 3.220%, 1/25/2052 (a)(f)		1,491,854	976,615
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B2, 3.220%, 1/25/2052 (a)(b)(f)		11,001,321	8,181,220
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B3, 3.220%, 1/25/2052 (a)(f)		3,729,145	2,711,428
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B4, 3.220%, 1/25/2052 (a)(f)		3,729,145	2,508,230
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B6, 3.220%, 1/25/2052 (a)(f)		4,290,156	1,410,097
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B1, 3.220%, 1/25/2052 (a)(f)		4,660,697	3,773,081
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B4, 2.936%, 2/25/2052 (a)(f)		3,402,791	2,244,117
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B5, 2.936%, 2/25/2052 (a)(f)		1,276,412	733,683
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B6, 2.936%, 2/25/2052 (a)(f)		5,673,304	1,218,858
GS Mortgage-Backed Securities Corp. Trust, Series 2020-RPL1, Class B1, 3.828%, 7/25/2059 (a)(b)(f)		6,323,000	5,304,415
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B5, 2.731%, 7/25/2051 (a)(f)		1,069,000	387,747
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B4, 2.731%, 7/25/2051 (a)(f)		1,227,578	739,981
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B3, 2.731%, 7/25/2051 (a)(f)		4,091,288	2,924,563
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B6, 2.731%, 7/25/2051 (a)(f)		2,352,235	518,407
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.731%, 7/25/2051 (a)(f)		5,523,622	4,125,311
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B1, 2.731%, 7/25/2051 (a)(f)		6,136,932	4,966,540
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class A2, 2.500%, 4/25/2052 (a)(f)		1,379,018	1,060,214
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B4, 2.733%, 4/25/2052 (a)(f)		1,523,773	751,842
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B3, 2.733%, 4/25/2052 (a)(f)		2,644,642	1,846,629
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B5, 2.733%, 4/25/2052 (a)(f)		849,000	312,376
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B1, 2.733%, 4/25/2052 (a)(f)		4,792,683	3,686,278
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B6, 2.733%, 4/25/2052 (a)(f)		2,037,580	382,272
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B2, 2.733%, 4/25/2052 (a)(f)		4,793,657	3,398,209
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B4, 2.865%, 4/25/2052 (a)(f)		1,300,000	715,459
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B5, 2.865%, 4/25/2052 (a)(f)		1,606,000	638,391
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B6, 2.865%, 4/25/2052 (a)(f)		2,938,523	615,811
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX4, 0.125%, 6/25/2052 (a)(f)(g)		27,601,758	164,148
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX1, 0.127%, 6/25/2052 (a)(f)(g)		272,852,916	1,704,512
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AIOS, 0.220%, 6/25/2052 (a)(f)(g)		210,219,257	2,436,651
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A15X, 1.869%, 6/25/2052 (a)(f)(g)		15,328,197	709,036
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A14, 3.000%, 6/25/2052 (a)(b)(f)		59,557,500	44,778,128
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B3, 3.204%, 6/25/2052 (a)(f)		4,373,590	3,212,953
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B4, 3.204%, 6/25/2052 (a)(f)		3,886,979	2,918,768
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B1, 3.204%, 6/25/2052 (a)(f)		6,559,400	5,264,489
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B2, 3.204%, 6/25/2052 (a)(b)(f)		10,691,655	7,804,684
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B6, 3.204%, 6/25/2052 (a)(f)		5,590,165	1,958,285
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B5, 3.204%, 6/25/2052 (a)(f)		1,214,558	783,436
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B4, 3.252%, 6/25/2052 (a)(f)		5,015,489	3,210,375
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B3, 3.252%, 6/25/2052 (a)(f)		5,800,085	3,896,630
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B5, 3.252%, 6/25/2052 (a)(f)		783,609	467,899
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B6, 3.252%, 6/25/2052 (a)(f)		5,633,138	1,935,940
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B2, 3.252%, 6/25/2052 (a)(f)		4,859,557	3,453,197
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B1, 3.252%, 6/25/2052 (a)(b)(f)		12,382,791	9,239,061
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 4.086% (1 Month LIBOR USD + 0.500%), 12/25/2035 (c)		1,457,443	872,686
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 4.286% (1 Month LIBOR USD + 0.700%), 12/25/2035 (c)		2,782,338	2,326,886
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 4.086% (1 Month LIBOR USD + 0.500%), 1/25/2036 (c)		1,841,645	934,381
GSAA Home Equity Trust, Series 2006-4, Class 4A3, 3.060%, 3/25/2036 (f)(j)		5,501,231	3,346,707
GSAA Home Equity Trust, Series 2006-8, Class 2A2, 3.946% (1 Month LIBOR USD + 0.360%), 5/25/2036 (c)		3,716,662	931,589
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (f)		5,299,568	1,514,447
GSAA Home Equity Trust, Series 2006-16, Class A2, 3.926% (1 Month LIBOR USD + 0.340%), 10/27/2036 (c)		1,460,970	654,141
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (f)		6,364,791	2,157,053
GSAA Home Equity Trust, Series 2006-18, Class AF5A, 6.502%, 11/25/2036 (n)		2,114,156	837,159
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 3.946% (1 Month LIBOR USD + 0.360%), 1/25/2037 (c)(j)		10,549,291	4,448,129
GSAA Home Equity Trust, Series 2006-20, Class A4A, 4.046% (1 Month LIBOR USD + 0.460%), 1/25/2037 (c)		2,490,433	1,470,406
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 3.926% (1 Month LIBOR USD + 0.340%), 2/25/2037 (c)		1,838,669	771,025
GSAA Home Equity Trust, Series 2007-2, Class AV1, 3.666% (1 Month LIBOR USD + 0.080%), 3/25/2037 (c)		3,424,955	754,223
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 6.483%, 3/25/2037 (n)		2,120,669	933,667
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 3.826% (1 Month LIBOR USD + 0.240%), 5/25/2037 (c)		2,230,324	1,950,617
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (n)		4,701,366	2,673,027
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037		2,368,495	1,354,673
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 3.293% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)		3,351,812	3,041,980
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 3.293% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)		5,707,000	4,613,579
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 3.293% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)		5,707,000	4,916,643
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 3.293% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)		5,709,149	4,151,082
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.420%, 5/25/2035 (f)		627,167	573,571
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.898%, 5/25/2035 (f)		1,049,554	935,360
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 3.916% (1 Month LIBOR USD + 0.330%), 7/25/2035 (c)		1,900,285	1,478,574
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 4.086% (1 Month LIBOR USD + 0.500%), 7/25/2035 (c)		572,573	467,917
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.552%, 10/25/2035 (f)		875,516	627,250
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036		293,414	215,859
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036		913,991	698,396
GSR Mortgage Loan Trust, Series 2006-6F, Class 3A1, 6.500%, 7/25/2036		6,607,055	4,715,382
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.130%, 3/25/2037 (f)		5,303,305	3,854,347
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037		291,580	211,246
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037 (j)		6,336,554	4,995,581
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 3.886% (1 Month LIBOR USD + 0.300%), 4/25/2037 (c)(d)		4,610,822	1,405,074
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (d)(f)(g)		1,673,730	13,863
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 4.260% (1 Month LIBOR USD + 0.780%), 12/19/2034 (c)		2,264,272	1,750,613
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 0.330%, 1/19/2035 (d)(f)(g)		7,127,611	62,723
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.530%, 3/19/2035 (d)(f)(g)		5,919,462	196,520
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 0.024%, 6/19/2035 (d)(f)(g)		45,651,502	282,491
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.236%, 7/19/2035 (f)		832,554	659,992
HarborView Mortgage Loan Trust, Series 2005-8, Class 2XA1, 0.723%, 9/19/2035 (d)(f)(g)		22,895,898	78,876
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 2.871% (12 Month US Treasury Average + 1.500%), 9/19/2035 (c)		1,164,398	1,000,772
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.075%, 10/19/2035 (d)(f)(g)		8,739,669	46,827
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 0.079%, 11/19/2035 (d)(f)(g)		31,602,010	284
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.776%, 2/19/2036 (d)(f)(g)		14,968,117	182,671
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 3.660% (1 Month LIBOR USD + 0.180%), 11/19/2036 (c)(j)		16,802,924	14,203,814
HarborView Mortgage Loan Trust, Series 2006-9, Class 2A1A, 3.900% (1 Month LIBOR USD + 0.420%), 11/19/2036 (c)		678,358	561,431
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 2.221% (12 Month US Treasury Average + 0.850%), 12/19/2036 (c)(j)		5,160,032	4,090,755
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 3.780% (1 Month LIBOR USD + 0.300%), 2/19/2037 (c)(j)		16,096,187	13,160,500
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 3.746% (1 Month LIBOR USD + 0.320%), 4/25/2037 (c)(j)		11,568,329	8,997,974
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 3.880% (1 Month LIBOR USD + 0.400%), 5/19/2037 (c)(j)		17,724,564	15,026,779
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 3.670% (1 Month LIBOR USD + 0.190%), 8/19/2037 (c)		1,613,754	1,431,169
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 3.680% (1 Month LIBOR USD + 0.200%), 8/19/2037 (c)(j)		12,777,926	9,725,956
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 4.586% (1 Month LIBOR USD + 2.000%), 10/25/2037 (c)(j)		14,566,208	11,565,350
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 0.307%, 8/19/2045 (d)(f)(g)		9,110,152	35,712
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 3.371% (12 Month US Treasury Average + 2.000%), 10/20/2045 (c)		2,980,381	2,523,116
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 4.029% (1 Month LIBOR USD + 0.540%), 10/20/2045 (c)		2,806,610	2,239,136
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A, 3.860% (1 Month LIBOR USD + 0.380%), 5/19/2046 (c)		4,884,871	2,675,620
Home RE Ltd., Series 2019-1, Class M2, 6.836% (1 Month LIBOR USD + 3.250%), 5/25/2029 (a)(c)		20,083,000	19,720,924
Home RE Ltd., Series 2021-1, Class M1C, 5.886% (1 Month LIBOR USD + 2.300%), 7/25/2033 (a)(c)		9,182,587	8,864,989
Home RE Ltd., Series 2021-1, Class M2, 6.436% (1 Month LIBOR USD + 2.850%), 7/25/2033 (a)(c)		1,197,000	1,112,171
Home RE Ltd., Series 2021-1, Class B1, 7.236% (1 Month LIBOR USD + 3.650%), 7/25/2033 (a)(c)		3,083,042	2,691,625
Home RE Ltd., Series 2021-2, Class M2, 6.247% (SOFR30A + 3.250%), 1/25/2034 (a)(c)		11,250,000	9,527,276
Home RE Ltd., Series 2022-1, Class M2, 9.747% (SOFR30A + 6.750%), 10/25/2034 (a)(c)		500,000	486,342
Home RE Ltd., Series 2022-1, Class B1, 11.997% (SOFR30A + 9.000%), 10/25/2034 (a)(c)		500,000	486,528
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 4.086% (1 Month LIBOR USD + 0.500%), 3/25/2035 (c)(j)		4,103,166	3,151,215
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 4.206% (1 Month LIBOR USD + 0.620%), 3/25/2035 (c)		652,435	499,098
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 4.106% (1 Month LIBOR USD + 0.520%), 1/25/2036 (c)		1,568,375	1,366,676
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 2.797%, 4/25/2037 (f)		3,884,106	3,610,770
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 3.502%, 1/25/2037 (f)		420,703	311,361
IMPAC CMB Trust, Series 2005-6, Class 1A2, 3.866% (1 Month LIBOR USD + 0.280%), 10/25/2035 (c)		1,703,093	1,484,514
IMPAC CMB Trust, Series 2005-6, Class 1A1, 4.086% (1 Month LIBOR USD + 0.500%), 10/25/2035 (c)(j)		17,031,741	14,925,375
IMPAC CMB Trust, Series 2005-7, Class A2, 3.866% (1 Month LIBOR USD + 0.280%), 11/25/2035 (c)		1,425,217	1,155,131
IMPAC CMB Trust, Series 2005-7, Class A1, 4.106% (1 Month LIBOR USD + 0.520%), 11/25/2035 (c)(j)		12,797,865	11,103,812
IMPAC CMB Trust, Series 2005-8, Class 1M1, 4.216% (1 Month LIBOR USD + 0.630%), 2/25/2036 (c)		1,487,357	1,267,792
IMPAC Secured Assets Trust, Series 2005-2, Class A2D, 4.446% (1 Month LIBOR USD + 0.860%), 3/25/2036 (c)		552,483	454,649
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 3.926% (1 Month LIBOR USD + 0.340%), 8/25/2036 (c)		4,460,521	3,715,422
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 4.146% (1 Month LIBOR USD + 0.560%), 8/25/2036 (c)(j)		4,189,723	2,810,102
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 4.126% (1 Month LIBOR USD + 0.540%), 11/25/2036 (c)		8,321,817	5,720,583
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 3.966% (1 Month LIBOR USD + 0.380%), 1/25/2037 (c)(j)		6,623,465	5,405,006
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 4.106% (1 Month LIBOR USD + 0.520%), 1/25/2037 (c)(j)		19,878,873	16,429,392
IMPAC Secured Assets Trust, Series 2007-1, Class A3, 4.066% (1 Month LIBOR USD + 0.480%), 3/25/2037 (c)		4,362,967	3,299,647
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 4.346% (1 Month LIBOR USD + 0.760%), 5/25/2037 (c)(j)		12,461,302	9,685,696
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 3.027%, 6/25/2034 (d)(f)(g)		6,967,708	5,934,397
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 0.543%, 12/25/2034 (d)(f)(g)		2,201,984	1,841
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 0.695%, 2/25/2035 (d)(f)(g)		11,209,459	5,728
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.733%, 3/25/2035 (d)(f)(g)		13,826,216	220,445
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 4.066% (1 Month LIBOR USD + 0.480%), 4/25/2035 (c)		2,172,038	1,851,513
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 0.036%, 5/25/2035 (d)(f)(g)		18,478,389	142,505
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 2.717%, 5/25/2035 (f)		1,008,681	891,549
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 4.046% (1 Month LIBOR USD + 0.460%), 5/25/2035 (c)		2,329,452	2,091,557
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 0.897%, 6/25/2035 (d)(f)(g)		29,366,210	167,241
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.380%, 6/25/2035 (f)		882,162	795,902
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 0.197%, 7/25/2035 (d)(f)(g)		46,805,517	81,956
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 0.010%, 8/25/2035 (d)(f)(g)		21,550,704	233,179
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.200%, 8/25/2035 (f)		2,102,657	1,046,261
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 3.033%, 10/25/2035 (f)		4,686,023	4,076,146
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.112%, 9/25/2036 (f)		4,517,020	3,834,494
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 2.827%, 3/25/2037 (f)		966,405	829,294
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.179%, 6/25/2037 (f)		3,517,936	2,482,329
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.233%, 6/25/2037 (f)(j)		5,061,556	3,153,719
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.461%, 6/25/2037 (f)		415,919	327,035
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.082%, 7/25/2037 (f)		3,430,539	2,583,543
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 3.766% (1 Month LIBOR USD + 0.180%), 8/25/2037 (c)		2,953,161	2,303,929
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 0.054%, 7/25/2045 (d)(f)(g)		13,946,551	27,698
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 3.946% (1 Month LIBOR USD + 0.360%), 3/25/2047 (c)		7,975,759	5,044,205
JP Morgan Alternative Loan Trust, Series 2006-A4, Class A7, 3.493%, 9/25/2036 (f)(j)		8,805,010	7,280,361
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 4.046% (1 Month LIBOR USD + 0.460%), 12/25/2036 (c)		1,198,677	1,083,876
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 3.946% (1 Month LIBOR USD + 0.360%), 6/25/2037 (c)(j)		22,997,608	12,311,310
JP Morgan Chase Bank, Series 2019-CL1, Class M2, 5.286% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(b)(c)		4,169,800	3,943,368
JP Morgan Chase Bank, Series 2019-CL1, Class M4, 6.186% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(b)(c)		1,543,789	1,429,872
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 6.647% (SOFR30A + 3.650%), 3/27/2051 (a)(c)		460,204	404,516
JP Morgan Chase Bank, Series 2021-CL1, Class B, 9.897% (SOFR30A + 6.900%), 3/27/2051 (a)(c)		1,151,000	976,693
JP Morgan Chase Bank, Series 2020-CL1, Class M2, 6.086% (1 Month LIBOR USD + 2.500%), 10/25/2057 (a)(c)		3,789,765	3,355,356
JP Morgan Chase Bank, Series 2020-CL1, Class M4, 7.936% (1 Month LIBOR USD + 4.350%), 10/25/2057 (a)(c)		1,211,734	1,264,018
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 9.186% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(c)		2,327,325	2,343,763
JP Morgan Chase Bank, Series 2020-CL1, Class B, 13.586% (1 Month LIBOR USD + 10.000%), 10/25/2057 (a)(b)(c)		6,746,057	7,114,945
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.961%, 8/25/2035 (f)		4,962	4,227
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 3.621%, 10/25/2035 (f)(j)		6,214,769	5,052,383
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.927%, 11/25/2035 (f)		1,536,606	1,276,995
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036		1,157,987	947,291
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.589%, 10/25/2036 (f)		534,069	400,857
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.640%, 10/25/2036 (f)		1,704,321	1,451,514
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.760%, 10/25/2036 (f)		569,234	464,860
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.391%, 1/25/2037 (f)		1,180,971	1,078,648
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.168%, 6/25/2037 (f)		1,424,674	1,154,624
JP Morgan Mortgage Trust, Series 2015-1, Class B5, 3.643%, 12/25/2044 (a)(f)		3,000,000	2,111,751
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.616%, 6/25/2048 (a)(f)		2,675,379	2,403,889
JP Morgan Mortgage Trust, Series 2017-4, Class B4, 3.875%, 11/25/2048 (a)(f)		6,926,246	5,527,144
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.526%, 5/25/2049 (a)(f)		3,560,845	2,767,357
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.507%, 5/25/2049 (a)(f)		1,722,026	1,365,472
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 3.191%, 6/25/2049 (a)(f)		2,733,965	2,109,484
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.551%, 6/25/2049 (a)(f)		5,878,413	5,397,617
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.551%, 6/25/2049 (a)(f)		2,171,230	1,804,060
JP Morgan Mortgage Trust, Series 2019-6, Class B4, 4.238%, 12/25/2049 (a)(f)		4,723,661	4,040,459
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.238%, 12/25/2049 (a)(f)		1,891,553	1,398,492
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.030%, 2/25/2050 (a)(d)(f)(g)		24,805,261	10,269
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 2.714%, 2/25/2050 (a)(f)		1,370,924	801,338
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 4.030%, 2/25/2050 (a)(f)		1,199,000	862,342
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 4.030%, 2/25/2050 (a)(f)		2,975,216	2,386,641
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.169%, 3/25/2050 (a)(f)(g)		57,292,845	44,803
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 3.630%, 3/25/2050 (a)(f)		2,555,114	1,634,111
JP Morgan Mortgage Trust, Series 2019-8, Class B5, 4.169%, 3/25/2050 (a)(f)		1,834,999	1,389,568
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B5, 4.385%, 3/25/2050 (a)(f)		1,827,989	1,617,661
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.466%, 5/25/2050 (a)(f)		4,968,424	3,039,513
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.818%, 5/25/2050 (a)(f)		2,898,370	2,435,175
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.818%, 5/25/2050 (a)(f)		2,576,749	2,001,098
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 2.728%, 6/25/2050 (a)(f)		3,421,181	2,185,861
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.841%, 6/25/2050 (a)(f)		3,973,977	3,137,105
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.841%, 6/25/2050 (a)(f)		2,202,982	1,697,953
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 4.058%, 6/25/2050 (a)(f)		9,347,766	7,826,417
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.279%, 6/25/2050 (a)(f)		2,874,518	2,606,038
JP Morgan Mortgage Trust, Series 2020-3, Class B5, 3.851%, 8/25/2050 (a)(f)		1,686,188	1,370,471
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.028%, 11/25/2050 (a)(f)		7,625,743	6,572,871
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.028%, 11/25/2050 (a)(f)		3,128,460	2,762,030
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 4.028%, 11/25/2050 (a)(f)		8,603,881	6,454,915
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.520%, 12/25/2050 (a)(f)		4,062,829	2,531,366
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.595%, 12/25/2050 (a)(f)		3,567,223	2,897,844
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.595%, 12/25/2050 (a)(f)		1,782,660	1,435,553
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 2.835%, 5/25/2051 (a)(f)		1,075,745	479,164
JP Morgan Mortgage Trust, Series 2021-3, Class B6, 2.943%, 7/25/2051 (a)(d)(f)		3,146,493	851,583
JP Morgan Mortgage Trust, Series 2021-3, Class B5, 2.967%, 7/25/2051 (a)(f)		2,547,274	1,305,447
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.967%, 7/25/2051 (a)(f)		2,115,190	1,435,034
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.730%, 10/25/2051 (a)(f)		4,624,991	961,392
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(f)		3,021,145	1,829,240
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(f)		3,776,190	2,492,006
JP Morgan Mortgage Trust, Series 2021-7, Class B6, 2.801%, 11/25/2051 (a)(f)		2,822,635	576,151
JP Morgan Mortgage Trust, Series 2021-7, Class B4, 2.803%, 11/25/2051 (a)(f)		1,851,401	1,209,737
JP Morgan Mortgage Trust, Series 2021-7, Class B5, 2.803%, 11/25/2051 (a)(f)		1,851,401	839,690
JP Morgan Mortgage Trust, Series 2021-10, Class B6, 2.066%, 12/25/2051 (a)(f)		3,977,976	1,046,474
JP Morgan Mortgage Trust, Series 2021-10, Class B5, 2.827%, 12/25/2051 (a)(f)		2,465,897	1,255,980
JP Morgan Mortgage Trust, Series 2021-8, Class B4, 2.849%, 12/25/2051 (a)(f)		3,156,593	2,087,044
JP Morgan Mortgage Trust, Series 2021-8, Class B6, 2.849%, 12/25/2051 (a)(f)		3,172,877	657,972
JP Morgan Mortgage Trust, Series 2021-8, Class B5, 2.849%, 12/25/2051 (a)(f)		2,254,294	1,134,884
JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.500%, 4/25/2052 (a)(f)		1,302,292	980,641
JP Morgan Mortgage Trust, Series 2021-15, Class B5, 3.129%, 6/25/2052 (a)(f)		4,196,264	2,451,134
JP Morgan Mortgage Trust, Series 2021-15, Class B4, 3.129%, 6/25/2052 (a)(f)		5,246,804	3,306,273
JP Morgan Mortgage Trust, Series 2021-15, Class B3, 3.129%, 6/25/2052 (a)(b)(f)		9,018,528	5,835,700
JP Morgan Mortgage Trust, Series 2021-15, Class B6, 3.129%, 6/25/2052 (a)(f)		8,394,591	2,843,433
JP Morgan Mortgage Trust, Series 2022-1, Class B6, 2.606%, 7/25/2052 (a)(f)		6,033,683	1,484,938
JP Morgan Mortgage Trust, Series 2022-1, Class B5, 3.097%, 7/25/2052 (a)(f)		6,937,559	4,110,733
JP Morgan Mortgage Trust, Series 2022-1, Class B4, 3.097%, 7/25/2052 (a)(b)(f)		14,261,991	9,685,232
Lake Summit Mortgage Trust, 8.882%, 8/15/2049 (d)(f)		4,394,660	4,386,332
Lake Summit Mortgage Trust, 6.026%, 8/28/2049 (f)		154,187,327	150,669,080
Lake Summit Mortgage Trust, 7.850%, 6/25/2051 (f)		1,765,000	1,664,284
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (e)		17,856	12,816
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (e)		15,347	11,399
Lehman XS Trust, Series 2005-3, Class 3A3A, 4.963%, 9/25/2035 (n)		1,145,432	1,048,870
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (d)(g)		18,363,924	55,771
Lehman XS Trust, Series 2006-10N, Class 1A3A, 4.006% (1 Month LIBOR USD + 0.420%), 7/25/2046 (c)		1,446,439	1,363,285
Lehman XS Trust, Series 2006-GP4, Class 3A4, 4.286% (1 Month LIBOR USD + 0.700%), 8/25/2046 (c)(j)		3,501,611	2,380,101
Luminent Mortgage Trust, Series 2006-1, Class X, 0.178%, 4/25/2036 (d)(f)(g)		26,792,393	287,000
Luminent Mortgage Trust, Series 2006-1, Class A1, 4.306% (1 Month LIBOR USD + 0.720%), 4/25/2036 (c)		3,813,545	3,230,919
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (d)(g)		8,496,445	211,808
Luminent Mortgage Trust, Series 2006-5, Class X, 0.773%, 7/25/2036 (d)(f)(g)		27,811,145	41,661
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 4.146% (1 Month LIBOR USD + 0.560%), 5/26/2037 (c)		3,511,312	3,225,147
Luminent Mortgage Trust, Series 2006-2, Class X, 0.057%, 2/25/2046 (d)(f)(g)		31,791,204	106,119
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.111%, 12/25/2034 (f)		5,511	4,680
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.744%, 3/25/2035 (f)		14,937	13,331
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.226%, 9/25/2035 (f)		1,410,562	1,295,221
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.913%, 1/25/2036 (f)		766,997	699,457
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 10/1/2033 (d)(e)		2,913	916
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (e)		83,188	73,477
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035		2,029,594	1,115,475
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 4.286% (1 Month LIBOR USD + 0.700%), 2/25/2036 (c)		2,014,004	596,165
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036		341,858	320,826
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047 (j)		17,028,083	8,802,974
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (e)		33,094	22,759
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (d)(e)		403	319
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(f)		1,504,359	1,288,458
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B4, 3.745%, 3/25/2048 (a)(f)		1,799,000	1,533,056
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B5, 3.745%, 3/25/2048 (a)(f)		1,499,000	1,228,439
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.648%, 4/25/2051 (a)(f)		552,150	277,885
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.648%, 4/25/2051 (a)(f)		1,105,262	693,768
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.648%, 4/25/2051 (a)(f)		1,514,186	296,685
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B6, 2.674%, 6/25/2051 (a)(f)		1,209,493	238,773
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B5, 2.674%, 6/25/2051 (a)(f)		349,000	120,179
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B4, 2.674%, 6/25/2051 (a)(f)		1,689,156	1,053,069
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B6, 2.901%, 7/25/2051 (a)(f)		1,137,709	260,382
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B5, 2.901%, 7/25/2051 (a)(f)		488,000	206,516
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B6, 2.962%, 12/26/2051 (a)(f)		3,979,350	1,323,404
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B4, 3.215%, 12/26/2051 (a)(f)		3,112,485	1,950,856
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B2, 3.215%, 12/26/2051 (a)(b)(f)		9,162,793	6,575,569
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B3, 3.215%, 12/26/2051 (a)(f)		2,765,127	1,866,980
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B1, 3.215%, 12/26/2051 (a)(f)		5,704,913	4,279,324
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B5, 3.215%, 12/26/2051 (a)(f)		1,209,866	707,178
Mello Warehouse Securitization Trust, Series 2021-3, Class F, 8.736% (1 Month LIBOR USD + 5.150%), 11/26/2055 (a)(c)		18,750,000	17,376,825
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.123%, 4/25/2037 (f)		1,616,335	1,406,021
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 4.266% (1 Month LIBOR USD + 0.680%), 4/25/2028 (c)		1,024,309	865,615
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 4.046% (1 Month LIBOR USD + 0.460%), 4/25/2029 (c)		737,177	593,915
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 3.788%, 12/25/2035 (f)		907,073	824,115
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.810%, 5/25/2036 (f)		474,241	395,290
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A1, 3.836% (1 Month LIBOR USD + 0.250%), 3/25/2037 (c)(j)		24,488,163	20,233,393
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2B, 3.886% (1 Month LIBOR USD + 0.300%), 9/25/2037 (c)		5,501,578	3,528,586
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 3.906% (1 Month LIBOR USD + 0.320%), 9/25/2037 (c)		5,292,567	3,405,502
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 4.046% (1 Month LIBOR USD + 0.460%), 9/25/2037 (c)(j)		10,101,893	5,449,365
MFA Trust, Series 2021-AEI2, Class B6, 3.233%, 10/25/2051 (a)(f)		4,125,577	1,305,238
MFA Trust, Series 2021-AEI2, Class B4, 3.291%, 10/25/2051 (a)(f)		2,855,942	1,767,208
MFA Trust, Series 2021-AEI2, Class B1, 3.291%, 10/25/2051 (a)(f)		3,230,636	2,437,609
MFA Trust, Series 2021-AEI2, Class B2, 3.291%, 10/25/2051 (a)(f)		5,926,275	4,048,322
MFA Trust, Series 2021-AEI2, Class B5, 3.291%, 10/25/2051 (a)(f)		2,061,313	1,180,722
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(f)		4,106,000	3,314,084
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(f)		4,500,000	3,250,746
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A1, 3.646% (1 Month LIBOR USD + 0.060%), 5/25/2037 (c)		4,979,092	4,405,177
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A3, 3.766% (1 Month LIBOR USD + 0.180%), 5/25/2037 (c)(j)		14,461,129	12,708,367
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A4, 3.836% (1 Month LIBOR USD + 0.250%), 5/25/2037 (c)		2,082,403	1,802,451
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 3.886% (1 Month LIBOR USD + 0.300%), 3/25/2035 (c)		887,854	777,866
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 2.920%, 7/25/2035 (f)(j)		7,788,242	5,001,345
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.227%, 7/25/2035 (f)		767,627	672,913
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 3.714%, 11/25/2035 (f)		2,176,322	1,586,114
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 3.876% (1 Month LIBOR USD + 0.290%), 12/25/2035 (c)		1,642,220	1,166,567
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 1.187%, 3/25/2036 (d)(f)(g)		15,336,847	1,400,269
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.414%, 3/25/2036 (f)(j)		5,785,576	4,436,593
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.414%, 3/25/2036 (f)		2,940,651	2,248,813
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 3.836% (1 Month LIBOR USD + 0.250%), 3/25/2036 (c)		2,040,935	1,376,459
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 3.846% (1 Month LIBOR USD + 0.260%), 3/25/2036 (c)		1,233,203	831,375
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 0.406%, 4/25/2036 (d)(f)(g)		16,326,196	371,584
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 4.336% (1 Month LIBOR USD + 0.750%), 6/25/2036 (c)		3,506,460	1,308,544
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 3.926% (1 Month LIBOR USD + 0.340%), 8/25/2036 (c)		1,969,744	696,821
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036		2,327,044	1,673,859
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.731%, 8/25/2036 (d)(n)		2,674,914	936,137
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.924%, 8/25/2036 (d)(n)		3,333,320	1,163,705
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 3.926% (1 Month LIBOR USD + 0.340%), 10/25/2036 (c)		12,492,336	4,123,957
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 4.116% (1 Month LIBOR USD + 0.530%), 4/25/2037 (c)		17,200,180	6,878,438
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 4.126% (1 Month LIBOR USD + 0.540%), 4/25/2037 (c)		17,200,180	6,873,330
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (f)(j)		17,687,956	6,856,064
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037		2,635,004	1,563,334
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.982%, 11/25/2037 (f)(j)		5,516,142	4,776,853
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 6.326%, 9/25/2046 (d)(j)(n)		11,812,387	2,927,310
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 6.358%, 9/25/2046 (d)(n)		4,555,902	1,128,451
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 6.419%, 9/25/2046 (j)(n)		11,331,770	2,811,457
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.604%, 9/25/2046 (d)(n)		8,540,898	2,137,411
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 6.358%, 1/25/2047 (n)		1,524,640	879,216
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 6.463%, 1/25/2047 (n)		5,762,719	2,818,258
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.500%, 2/25/2047 (n)		2,614,781	1,663,516
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 3.196%, 8/27/2047 (a)(f)		1,010,309	690,516
Morgan Stanley Residential Mortgage Loan Trust, Series 2010-R6, Class 4B, 3.109% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(c)(j)		5,643,369	4,645,057
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.951%, 3/25/2051 (a)(f)		988,000	379,007
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.951%, 3/25/2051 (a)(f)		815,426	405,566
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.951%, 3/25/2051 (a)(f)		1,124,310	236,403
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B6, 2.797%, 6/25/2051 (a)(f)		938,058	190,580
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B5, 2.823%, 6/25/2051 (a)(f)		781,000	279,777
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B4, 2.823%, 6/25/2051 (a)(f)		1,093,000	508,155
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B6, 2.927%, 7/25/2051 (a)(f)		827,000	175,972
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B2, 2.932%, 7/25/2051 (a)(f)		3,602,833	2,558,606
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B5, 2.932%, 7/25/2051 (a)(f)		690,000	250,567
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B1, 2.932%, 7/25/2051 (a)(b)(f)		7,604,474	5,900,662
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B4, 2.932%, 7/25/2051 (a)(f)		1,240,000	594,347
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B3, 2.932%, 7/25/2051 (a)(f)		2,134,403	1,409,536
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B5, 2.987%, 8/25/2051 (a)(f)		956,000	352,460
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B6, 2.987%, 8/25/2051 (a)(f)		1,196,715	259,010
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B4, 2.997%, 8/25/2051 (a)(f)		2,095,589	1,163,448
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B2, 2.997%, 8/25/2051 (a)(f)		6,285,795	4,568,604
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B3, 2.997%, 8/25/2051 (a)(f)		4,422,833	3,129,287
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B1, 2.997%, 8/25/2051 (a)(b)(f)		13,035,871	10,111,925
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2A, 5.586% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(c)		21,731,174	20,221,162
Mortgage Insurance-Linked Notes, Series 2021-2, Class M1B, 6.697% (SOFR30A + 3.700%), 11/25/2031 (a)(c)		850,541	787,808
Mortgage Insurance-Linked Notes, Series 2021-2, Class M2, 7.997% (SOFR30A + 5.000%), 11/25/2031 (a)(c)		3,214,672	3,000,379
Mortgage Insurance-Linked Notes, Series 2022-1, Class M1B, 8.933% (SOFR30A + 6.750%), 9/27/2032 (a)(c)		1,000,000	972,602
Mortgage Insurance-Linked Notes, Series 2021-1, Class M2, 6.147% (SOFR30A + 3.150%), 12/27/2033 (a)(c)		3,250,000	2,865,986
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 0.342%, 4/25/2036 (d)(f)(g)		9,269,667	95,941
New Residential Mortgage Loan Trust, Series 2019-1A, Class B6B, 3.189%, 9/25/2057 (a)(f)		6,016,194	5,054,601
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(f)(g)		15,389,896	1,379,766
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.459%, 9/25/2059 (a)(b)(f)		20,529,958	11,724,761
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (f)		3,434,958	1,357,588
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 3.906% (1 Month LIBOR USD + 0.320%), 10/27/2036 (c)		786,629	679,806
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 3.926% (1 Month LIBOR USD + 0.340%), 12/26/2036 (c)		116,413	89,389
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 3.522% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(c)		2,121,800	1,521,715
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 4.289% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(c)		853,135	849,067
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.933% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(c)(j)		4,338,607	3,434,667
Oaktown Re Ltd., Series 2019-1A, Class B1B, 7.936% (1 Month LIBOR USD + 4.350%), 7/25/2029 (a)(c)		1,620,000	1,567,339
OBX Trust, Series 2021-INV3, Class A3, 2.500%, 10/25/2051 (a)(f)		1,359,851	1,045,897
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.978%, 10/25/2051 (a)(f)		1,715,000	599,396
Oceanview Mortgage Trust, Series 2021-5, Class B5, 2.978%, 10/25/2051 (a)(f)		734,000	229,023
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.446%, 10/25/2033 (a)(f)		3,756,883	3,501,625
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 4.491%, 10/22/2034 (a)(f)		2,565,143	2,420,089
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (e)		13,315	9,903
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 3.906% (1 Month LIBOR USD + 0.320%), 2/25/2037 (c)		4,195,868	3,258,859
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 4.136% (1 Month LIBOR USD + 0.550%), 5/25/2037 (c)		1,676,056	1,211,006
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037		1,290,973	1,065,189
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 4.246% (1 Month LIBOR USD + 0.660%), 5/26/2037 (c)		948,786	764,249
PRET LLC, Series 2022-NPL3, Class A2, 7.870%, 6/25/2052 (a)(n)		1,000,000	973,975
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037		2,804,824	2,225,779
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(n)		657,422	574,238
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(f)		6,167,000	5,000,099
RAMP Trust, Series 2006-RS2, Class A3A, 4.186% (1 Month LIBOR USD + 0.300%), 3/25/2036 (c)		627,324	591,815
Rate Mortgage Trust, Series 2021-J1, Class B5, 2.717%, 7/25/2051 (a)(f)		922,000	305,907
Rate Mortgage Trust, Series 2021-J1, Class B6, 2.717%, 7/25/2051 (a)(f)		737,919	146,231
Rate Mortgage Trust, Series 2021-J1, Class B4, 2.717%, 7/25/2051 (a)(f)		1,291,000	577,641
Rate Mortgage Trust, Series 2021-HB1, Class B6, 2.704%, 12/25/2051 (a)(f)		1,340,138	265,199
Rate Mortgage Trust, Series 2021-HB1, Class B5, 2.704%, 12/25/2051 (a)(f)		575,000	193,965
Rate Mortgage Trust, Series 2021-HB1, Class B4, 2.704%, 12/25/2051 (a)(f)		2,621,997	1,429,678
Rate Mortgage Trust, Series 2022-J1, Class B5, 2.750%, 1/25/2052 (a)(f)		632,000	227,684
Rate Mortgage Trust, Series 2022-J1, Class B6, 2.750%, 1/25/2052 (a)(f)		1,112,723	222,779
Rate Mortgage Trust, Series 2022-J1, Class B4, 2.750%, 1/25/2052 (a)(f)		3,722,827	2,130,213
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(f)		1,616,888	1,426,252
RBSSP Resecuritization Trust, Series 2009-12, Class 19A2, 3.005%, 12/27/2035 (a)(f)(j)		7,786,281	6,964,922
RBSSP Resecuritization Trust, Series 2013-2, Class 2A2, 3.183% (1 Month LIBOR USD + 0.190%), 12/22/2036 (a)(c)(j)		5,922,208	4,851,497
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035		1,456,782	1,297,957
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 4.086% (1 Month LIBOR USD + 0.500%), 7/25/2035 (c)		233,309	141,708
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.109%, 7/25/2035 (f)		500,310	373,737
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035		826,369	685,956
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (e)		217,961	115,839
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035		462,604	413,050
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A4, 5.750%, 9/25/2035		1,908,408	1,741,021
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035		6,282,636	4,095,814
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035		5,472,097	5,088,886
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 4.286% (1 Month LIBOR USD + 0.700%), 11/25/2035 (c)		407,404	279,108
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (e)		357,273	216,809
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.249%, 12/25/2035 (f)(j)		3,974,877	3,579,047
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035		2,102,491	1,929,979
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 4.496% (1 Month LIBOR USD + 0.910%), 1/25/2036 (c)		3,877,505	2,757,247
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 4.086% (1 Month LIBOR USD + 0.500%), 2/25/2036 (c)		438,681	297,615
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 4.586% (1 Month LIBOR USD + 1.000%), 2/25/2036 (c)		740,260	489,222
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036		3,012,378	2,519,863
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (e)		533,426	293,244
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 3.986% (1 Month LIBOR USD + 0.400%), 3/25/2036 (c)		1,548,384	1,003,655
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 4.286% (1 Month LIBOR USD + 0.700%), 3/25/2036 (c)		2,869,964	1,911,379
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 4.186% (1 Month LIBOR USD + 0.600%), 4/25/2036 (c)(j)		19,188,966	14,845,659
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036		1,234,015	1,075,295
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (e)		32,740	19,842
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036		918,816	796,909
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036		1,312,742	1,138,836
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (e)		39,492	23,785
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (d)(e)		14,951	4,196
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 3.946% (1 Month LIBOR USD + 0.360%), 7/25/2036 (c)		6,203,122	2,979,533
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 3.946% (1 Month LIBOR USD + 0.360%), 7/25/2036 (c)		114,725	61,186
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 3.966% (1 Month LIBOR USD + 0.380%), 7/25/2036 (c)		685,116	564,845
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 3.966% (1 Month LIBOR USD + 0.380%), 7/25/2036 (c)		1,518,234	1,455,016
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A3, 4.026% (1 Month LIBOR USD + 0.440%), 7/25/2036 (c)		598,616	273,471
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 4.236% (1 Month LIBOR USD + 0.650%), 7/25/2036 (c)		1,073,899	662,900
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036		1,544,472	1,367,537
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 3.956% (1 Month LIBOR USD + 0.370%), 8/25/2036 (c)(j)		5,568,091	4,668,728
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036		1,378,498	1,195,298
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036		2,397,910	2,183,753
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036		2,014,453	1,765,302
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036		197,617	167,459
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036		2,389,037	2,105,389
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036		257,952	218,970
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036		840,495	740,509
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036		3,401,383	3,040,938
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (e)		84,443	52,045
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 3.946% (1 Month LIBOR USD + 0.360%), 9/25/2036 (c)		393,112	349,990
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 4.236% (1 Month LIBOR USD + 0.650%), 9/25/2036 (c)		2,925,169	2,071,438
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036		298,616	256,820
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036		3,015,942	2,622,166
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (e)		125,334	64,166
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036		1,160,715	1,054,691
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (e)		105,222	51,534
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 3.886% (1 Month LIBOR USD + 0.300%), 11/25/2036 (c)		1,679,827	970,419
Residential Accredit Loans, Inc. Trust, Series 2006-QA9, Class A1, 3.946% (1 Month LIBOR USD + 0.360%), 11/25/2036 (c)		1,609,513	876,082
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (c)(j)		7,248,025	5,847,576
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036		866,853	743,665
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036		881,832	755,551
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036 (j)		5,731,631	5,094,652
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 3.946% (1 Month LIBOR USD + 0.360%), 12/25/2036 (c)		441,660	371,531
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 3.956% (1 Month LIBOR USD + 0.370%), 12/25/2036 (c)(j)		5,955,105	4,980,499
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 4.036% (1 Month LIBOR USD + 0.450%), 12/25/2036 (c)		5,038,169	3,603,898
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036 (j)		4,532,291	3,951,288
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (e)		847,622	441,785
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (e)		39,263	21,269
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037		1,654,909	1,451,092
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (e)		425,986	204,898
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 3.886% (1 Month LIBOR USD + 0.300%), 2/25/2037 (c)(j)		5,569,282	4,875,639
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 3.906% (1 Month LIBOR USD + 0.320%), 2/25/2037 (c)(j)		5,885,390	5,222,854
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (j)		10,936,541	8,793,734
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (e)		181,042	92,608
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (e)		191,112	96,515
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (d)(e)		552,129	28,531
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037		353,709	294,578
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (e)		352,733	170,128
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 3.916% (1 Month LIBOR USD + 0.330%), 4/25/2037 (c)		3,204,563	2,087,779
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 3.966% (1 Month LIBOR USD + 0.380%), 5/25/2037 (c)(j)		11,687,158	9,847,226
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 4.136% (1 Month LIBOR USD + 0.550%), 5/25/2037 (c)		523,265	357,265
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037		1,826,061	1,646,468
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 2A1, 6.750%, 6/25/2037 (j)		29,703,827	12,703,079
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (e)		996,232	442,088
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037 (j)		6,864,948	6,070,646
Residential Accredit Loans, Inc. Trust, Series 2005-QO5, Class X, 1.681%, 1/25/2046 (d)(f)(g)		24,018,185	899,145
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class X3, 1.500%, 9/25/2046 (d)(g)		14,916,415	450,148
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 4.491% (12 Month US Treasury Average + 3.120%), 8/25/2047 (c)		23,595,566	4,542,996
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 4.036% (1 Month LIBOR USD + 0.450%), 4/25/2035 (c)		2,912,428	1,648,987
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035		4,098,665	2,941,390
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035		1,116,120	821,919
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (e)		543,346	325,376
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 4.036% (1 Month LIBOR USD + 0.450%), 10/25/2035 (c)		1,822,884	1,085,830
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035		1,630,786	1,382,693
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 4.036% (1 Month LIBOR USD + 0.450%), 11/25/2035 (c)		940,563	461,324
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 4.086% (1 Month LIBOR USD + 0.500%), 11/25/2035 (c)		3,821,122	2,124,827
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035		626,337	458,346
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 4.286% (1 Month LIBOR USD + 0.700%), 5/25/2036 (c)		1,849,112	518,632
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036 (d)		6,289,015	1,953,217
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036 (j)		10,330,348	3,412,021
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036		1,634,212	533,801
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036 (j)		10,400,948	3,525,495
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036		3,071,444	1,541,254
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037 (d)		7,893,652	1,788,315
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (f)(j)		21,194,567	5,195,848
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037		2,191,871	1,737,288
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037		3,975,051	2,147,915
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (e)		29,181	20,132
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.141%, 2/25/2036 (f)		732,715	579,274
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (e)		116,008	86,159
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (e)		34,997	21,026
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036		521,465	481,538
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036		676,848	619,760
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036		57,957	51,475
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036		4,328,162	3,894,407
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (e)		12,175	7,104
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036		446,268	400,255
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037		1,379,332	1,240,502
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (e)		194,553	128,325
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(f)		1,075,000	888,997
Rocket Mortgage Trust, Series 2021-2, Class B5, 2.564%, 6/25/2051 (a)(f)		1,566,000	525,138
Rocket Mortgage Trust, Series 2021-2, Class B4, 2.564%, 6/25/2051 (a)(f)		2,526,145	1,292,828
Rocket Mortgage Trust, Series 2021-2, Class B6, 2.564%, 6/25/2051 (a)(f)		870,254	164,646
Rocket Mortgage Trust, Series 2021-4, Class B6, 3.009%, 9/25/2051 (a)(f)		6,294,411	1,387,886
Rocket Mortgage Trust, Series 2021-4, Class B2A, 3.009%, 9/25/2051 (a)(b)(f)		8,256,547	6,254,252
Rocket Mortgage Trust, Series 2021-4, Class B4, 3.009%, 9/25/2051 (a)(b)(f)		9,446,786	6,277,710
Rocket Mortgage Trust, Series 2021-4, Class B3, 3.009%, 9/25/2051 (a)(b)(f)		7,558,014	5,551,490
Rocket Mortgage Trust, Series 2021-4, Class B5, 3.009%, 9/25/2051 (a)(f)		8,031,182	4,356,378
Rocket Mortgage Trust, Series 2021-6, Class B5, 2.796%, 12/25/2051 (a)(f)		1,948,000	666,800
Rocket Mortgage Trust, Series 2021-6, Class B6, 2.796%, 12/25/2051 (a)(f)		1,947,847	398,625
Rocket Mortgage Trust, Series 2021-6, Class B4, 2.796%, 12/25/2051 (a)(f)		4,775,092	2,621,950
Rocket Mortgage Trust, Series 2022-1, Class B5, 2.755%, 1/25/2052 (a)(f)		2,245,000	814,731
Rocket Mortgage Trust, Series 2022-1, Class B6, 2.755%, 1/25/2052 (a)(f)		2,244,537	452,647
Rocket Mortgage Trust, Series 2022-1, Class B4, 2.755%, 1/25/2052 (a)(f)		5,197,193	3,168,271
Rocket Mortgage Trust, Series 2022-1, Class B3, 2.755%, 1/25/2052 (a)(b)(f)		9,279,922	5,898,393
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(f)		14,000,000	13,241,298
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 0.000%, 5/25/2050 (a)(d)(f)(g)		43,372,349	1,604,777
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(f)		5,941,955	5,718,092
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class M1, 7.500%, 5/25/2050 (a)(f)		7,318,000	7,354,473
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class A1, 3.568%, 9/25/2050 (a)		2,555,340	2,514,439
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class M1, 7.000%, 9/25/2050 (a)		15,100,398	14,533,318
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.000%, 10/25/2051 (a)(f)(g)		149,483	635,319
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(f)		1,449,524	1,709,423
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(f)		1,159,619	1,368,546
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class XS, 2.758%, 2/25/2052 (a)(d)(f)(g)		153,701,570	6,907,502
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1, 3.500%, 2/25/2052 (a)(b)(f)		14,689,394	14,289,019
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class M1, 5.000%, 2/25/2052 (a)(f)		5,213,750	5,011,764
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class M2, 5.500%, 2/25/2052 (a)(f)		3,153,250	2,934,755
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class CERT, 5.530%, 2/25/2052 (a)(f)		38,061,600	35,591,364
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B2, 6.000%, 2/25/2052 (a)(f)		2,011,000	1,854,683
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B3, 7.057%, 2/25/2052 (a)(f)		2,309,200	2,085,850
Saluda Grade Fund Trust, Series 2022-SG2, Class A, 5.000%, 5/15/2052 (a)		15,000,000	14,474,235
Sequoia Mortgage Trust, Series 2004-4, Class A, 5.235% (6 Month LIBOR USD + 0.520%), 5/20/2034 (c)		681,049	587,633
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 4.608% (6 Month LIBOR USD + 1.100%), 8/20/2034 (c)		30,836	24,631
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.305%, 3/20/2035 (d)(f)(g)		5,720,744	43,821
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 2.676%, 10/20/2046 (f)		2,259,979	1,763,973
Sequoia Mortgage Trust, Series 2020-3, Class B4, 3.326%, 4/25/2050 (a)(f)		2,400,532	1,740,578
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.673%, 3/25/2051 (a)(f)		2,532,459	1,319,629
Sequoia Mortgage Trust, Series 2021-7, Class B4, 2.866%, 11/25/2051 (a)(f)		1,624,858	782,130
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(b)(f)		9,094,740	7,708,320
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.870%, 7/25/2043 (a)(f)		2,733,914	1,862,610
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.870%, 7/25/2043 (a)(f)		782,566	692,330
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(f)		6,000,000	5,030,112
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(b)(f)		9,071,563	7,707,581
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 3.757%, 9/25/2035 (f)		1,992,173	1,684,139
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 2.938%, 1/25/2036 (f)		405,808	346,646
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1, 3.446%, 6/25/2037 (f)(j)		3,654,222	2,883,408
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 4.628% (1 Month LIBOR USD + 1.500%), 9/25/2037 (c)		921,821	715,054
Structured Asset Mortgage Investments Trust, Series 2004-AR1, Class X, 0.327%, 3/19/2034 (d)(f)(g)		5,756,536	22,997
Structured Asset Mortgage Investments Trust, Series 2004-AR7, Class X, 0.001%, 4/19/2035 (d)(f)(g)		8,245,921	155,782
Structured Asset Mortgage Investments Trust, Series 2005-AR3, Class 1X, 0.164%, 7/25/2035 (d)(f)(g)		11,257,027	142,818
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 1X, 0.449%, 5/25/2036 (d)(f)(g)		11,086,516	391,653
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 4X, 0.997%, 5/25/2036 (d)(f)(g)		36,286,997	1,167,679
Structured Asset Mortgage Investments Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (d)(g)		82,297,851	1,334,789
Structured Asset Mortgage Investments Trust, Series 2005-AR2, Class 1X, 0.210%, 5/25/2045 (d)(f)(g)		7,737,196	96,127
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 3.895%, 3/25/2033 (f)		14,547	13,882
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036		3,160,732	1,394,012
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 1.146%, 1/25/2037 (a)(d)(f)(g)		24,484,443	1,395,173
TH MSR Issuer Trust, Series 2019-FT1, Class A, 6.386% (1 Month LIBOR USD + 2.800%), 6/25/2024 (a)(c)		2,000,000	1,806,956
Traingle Re Ltd., Series 2021-1, Class B1, 8.086% (1 Month LIBOR USD + 4.500%), 8/25/2033 (a)(c)		1,500,000	1,454,928
Traingle Re Ltd., Series 2021-3, Class M1B, 5.897% (SOFR30A + 2.900%), 2/25/2034 (a)(c)		8,400,000	7,918,898
Traingle Re Ltd., Series 2021-3, Class M2, 6.747% (SOFR30A + 3.750%), 2/25/2034 (a)(c)		2,200,000	1,945,832
Unison Trust, Series 2021-1, Class A, 4.500%, 4/25/2050 (a)(f)		9,008,501	8,236,373
Unlock Hea Trust, Series 2022-1, Class A, 7.000%, 9/25/2035 (a)(b)(n)		23,669,092	23,188,609
Unlock Hea Trust, Series 2022-1, Class B, 8.000%, 9/25/2035 (a)(n)		10,000,000	9,511,720
UWM Mortgage Trust, Series 2021-INV1, Class B6, 3.094%, 8/25/2051 (a)(d)(f)		3,464,888	949,968
UWM Mortgage Trust, Series 2021-INV1, Class B5, 3.163%, 8/25/2051 (a)(f)		1,640,339	980,437
UWM Mortgage Trust, Series 2021-INV1, Class B4, 3.163%, 8/25/2051 (a)(f)		2,188,094	1,418,900
UWM Mortgage Trust, Series 2021-INV1, Class B1, 3.163%, 8/25/2051 (a)(f)		6,382,021	4,821,904
UWM Mortgage Trust, Series 2021-INV1, Class B3, 3.163%, 8/25/2051 (a)(f)		4,375,213	3,057,237
UWM Mortgage Trust, Series 2021-INV1, Class B2, 3.163%, 8/25/2051 (a)(f)		7,475,581	5,410,115
UWM Mortgage Trust, Series 2021-INV2, Class B6, 2.999%, 9/25/2051 (a)(f)		4,473,114	1,539,529
UWM Mortgage Trust, Series 2021-INV2, Class B3, 3.252%, 9/25/2051 (a)(f)		5,279,032	3,697,376
UWM Mortgage Trust, Series 2021-INV2, Class B4, 3.252%, 9/25/2051 (a)(f)		2,931,818	1,882,843
UWM Mortgage Trust, Series 2021-INV2, Class B5, 3.252%, 9/25/2051 (a)(f)		2,150,717	1,255,735
UWM Mortgage Trust, Series 2021-INV2, Class B1, 3.252%, 9/25/2051 (a)(f)		6,451,172	4,851,785
UWM Mortgage Trust, Series 2021-INV2, Class B2, 3.252%, 9/25/2051 (a)(b)(f)		8,992,928	6,572,832
UWM Mortgage Trust, Series 2021-INV3, Class B6, 3.162%, 11/25/2051 (a)(f)		10,144,517	3,612,686
UWM Mortgage Trust, Series 2021-INV3, Class B4, 3.242%, 11/25/2051 (a)(f)		6,086,513	3,808,277
UWM Mortgage Trust, Series 2021-INV3, Class B2, 3.242%, 11/25/2051 (a)(b)(f)		17,854,818	12,854,469
UWM Mortgage Trust, Series 2021-INV3, Class B3, 3.242%, 11/25/2051 (a)(b)(f)		8,520,727	5,755,095
UWM Mortgage Trust, Series 2021-INV3, Class B5, 3.242%, 11/25/2051 (a)(f)		4,463,705	2,587,632
Verus Securitization Trust, Series 2022-3, Class M1, 4.108%, 2/25/2067 (a)(f)		2,500,000	2,054,565
Verus Securitization Trust, Series 2022-7, Class M1, 5.417%, 7/25/2067 (a)(f)		750,000	654,728
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 1.474% (1 Month LIBOR USD + 0.300%), 8/25/2036 (c)(j)		20,971,405	8,081,939
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 1.474% (1 Month LIBOR USD + 0.100%), 8/25/2036 (c)		4,742,035	1,541,109
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 1.474% (1 Month LIBOR USD + 0.480%), 8/25/2036 (c)		2,356,597	1,021,187
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 3.746% (1 Month LIBOR USD + 0.160%), 1/25/2037 (c)		6,823,825	2,939,806
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 3.946% (1 Month LIBOR USD + 0.360%), 1/25/2037 (c)		2,197,697	1,182,926
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 3.099%, 6/25/2034 (f)		576,475	540,613
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 2.986%, 1/25/2036 (f)(j)		11,838,788	11,194,935
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 2.795%, 11/25/2036 (f)		620,059	564,830
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.060%, 1/25/2037 (f)		328,341	274,363
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.230%, 6/25/2037 (f)		1,979,221	1,750,063
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.001%, 7/25/2044 (d)(f)(g)		9,749,408	33,197
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 0.032%, 4/25/2045 (d)(f)(g)		17,107,754	315,364
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1XPP, 0.484%, 5/25/2047 (d)(f)(g)		73,773,142	58,871
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.294%, 6/25/2047 (d)(f)(g)		63,041,967	21,623
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (e)		246	180
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 4.986% (1 Month LIBOR USD + 1.400%), 7/25/2035 (c)		3,493,119	3,039,635
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 4.936% (1 Month LIBOR USD + 1.350%), 11/25/2035 (c)		1,797,013	1,145,462
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 4.106% (1 Month LIBOR USD + 0.520%), 12/25/2035 (c)		2,853,427	2,114,743
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A7, 5.750%, 1/25/2036 (j)		6,273,770	5,603,700
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-5, Class 2CB2, 4.186% (1 Month LIBOR USD + 0.600%), 7/25/2036 (c)		520,770	311,149
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (j)		4,726,307	4,364,438
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.948%, 10/25/2046 (d)(f)(g)		13,050,562	242,584
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 1.150%, 4/25/2047 (d)(f)(g)		22,446,330	113,713
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 2.621% (12 Month US Treasury Average + 1.250%), 4/25/2047 (c)		3,332,910	2,517,950
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 3.906% (1 Month LIBOR USD + 0.320%), 3/25/2037 (c)		3,158,269	2,182,945
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037		900,527	828,250
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037		1,588,169	1,354,200
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037		1,742,217	1,485,554
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 4.058%, 8/25/2036 (f)		151,839	123,688
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 4.481%, 10/25/2036 (f)		421,592	331,762
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (e)		42,619	28,338
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class B4, 3.733%, 7/25/2049 (a)(f)		1,627,000	1,316,744
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B4, 3.510%, 9/25/2049 (a)(f)		2,124,000	1,599,497
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.717%, 12/25/2050 (a)(f)		1,542,691	355,194
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.717%, 12/25/2050 (a)(f)		1,818,000	1,008,503
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.717%, 12/25/2050 (a)(f)		1,011,000	394,370
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B6, 2.809%, 8/25/2051 (a)(f)		1,852,327	440,344
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B5, 2.978%, 8/25/2051 (a)(f)		1,158,000	509,237
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B2, 2.978%, 8/25/2051 (a)(f)		4,772,710	3,666,587
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B4, 2.978%, 8/25/2051 (a)(f)		1,590,249	1,129,964
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 3.498%, 9/27/2035 (a)(f)		3,958,592	3,295,825
Western Mortgage Reference Notes, Series 2021-CL2, Class M4, 8.347% (SOFR30A + 5.350%), 7/25/2059 (a)(c)		18,257,893	17,218,946
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 9.497% (SOFR30A + 6.500%), 7/25/2059 (a)(c)		8,059,414	7,578,557
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 11.497% (SOFR30A + 8.500%), 7/25/2059 (a)(c)		6,600,000	6,186,002
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.948%, 6/20/2044 (a)(f)		2,370,000	1,853,115
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.085%, 9/20/2044 (a)(f)		1,938,000	1,444,620
WinWater Mortgage Loan Trust, Series 2015-A, Class B5, 3.837%, 6/20/2045 (a)(f)		3,919,562	2,225,982
ZeroDown LLC, Series 2021-SFR1, Class A, 3.861%, 9/25/2024 (a)(f)		14,988,515	14,232,599
ZeroDown LLC, Series 2021-SFR1, Class B, 7.677%, 9/25/2024 (a)		3,996,894	3,785,638
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $3,344,039,275)			$2,675,787,341

Residential Mortgage-Backed Securities - U.S. Government Agency ― 4.10%
Federal National Mortgage Association, 4.500%, 8/1/2052		3,487,767	3,272,212
Government National Mortgage Association, 5.500%, 11/15/2052		10,000,000	9,934,310
Government National Mortgage Association, 6.000%, 11/15/2052		10,000,000	9,998,438
Government National Mortgage Association, 5.000%, 7/20/2052		25,328,893	24,688,780
Government National Mortgage Association, 5.000%, 9/20/2052		39,979,068	38,815,357
Government National Mortgage Association, 5.500%, 9/20/2052		13,181,597	13,095,007
Government National Mortgage Association, 5.500%, 10/20/2052		24,760,675	24,621,248
Government National Mortgage Association, 5.000%, 10/20/2052		12,750,000	12,378,873
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $137,903,409)			$136,804,225

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.37%
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 5.686% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(c)		749,482	745,964
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 12.836% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(c)		2,500,000	2,536,288
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 5.547% (SOFR30A + 2.550%), 7/25/2042 (a)(c)		762,627	753,306
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B2, 10.497% (SOFR30A + 7.500%), 10/25/2041 (a)(c)		5,100,000	4,328,625
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class B1, 6.397% (SOFR30A + 3.400%), 1/27/2042 (a)(c)		2,000,000	1,730,000
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class B, 3.836%, 5/25/2048 (a)(b)(f)		5,329,867	4,845,691
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.161%, 8/25/2048 (a)(b)(f)		10,185,056	9,303,265
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.514%, 11/25/2048 (a)(b)(f)		22,418,049	21,286,027
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $48,246,043)			$45,529,166

Whole Loans ― 0.56%
Agency High Balance Residential Mortgages, 5.125%, 05/24/2048		489,363	445,213
Agency High Balance Residential Mortgages, 2.500% to 4.500%, 04/26/2037 to 08/24/2037 (d)		2,033,915	1,986,613
Gateway Mount Pleasant CRE, 5.300%, 08/01/2028		13,247,369	11,625,846
Savannah Grand, 7.480%, 02/06/2023		4,600,000	4,595,370
TOTAL WHOLE LOANS (Cost ― $18,703,725)			$18,653,042

Short-Term Investments ― 1.86%		Shares
Money Market Funds ― 1.86%
First American Government Obligations Fund, Class U, 2.941% (p)		62,120,386	62,120,386
TOTAL SHORT-TERM INVESTMENTS (Cost ― $62,120,386)			$62,120,386
TOTAL INVESTMENTS ― 115.34% (Cost ― $4,683,356,961)			$3,844,427,049
Liabilities in Excess of Other Assets ― (15.34%)			(511,266,795)
NET ASSETS ― 100.00%			$3,333,160,254

LIBOR:	London Inter-Bank Offered Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFR1M:	1 Month Term Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2022, the value of these securities amounted to $2,193,470,266 or 65.81% of net assets.

(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2022, the value of securities pledged amounted to $481,302,289.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2022.

(d)	Illiquid security. At October 31, 2022, the value of these securities amounted to $162,082,758 or 4.86% of net assets.
(e)	Principal only security.
(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2022.
(g)	Interest only security.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2022, the value of securities pledged amounted to $7,597,330 or 0.23% of net assets.

(i)
As of October 31, 2022, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5. The value of these securities amounted to $1,697,201 or 0.05% of net assets. Value determined using significant unobservable inputs.

(j)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2022, the value of securities pledged amounted to $656,669,539.
(k)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(l)	Non-income producing security. Item identified as in default as to the payment of interest.
(m)	Auction rate security. Rate disclosed is the rate in effect as of October 31, 2022.
(n)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2022.
(o)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(p)	Rate disclosed is the seven day yield as of October 31, 2022.

Consolidated Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

7 Year ERIS Aged Standard Swap Future	March 2029	(2,528)	($214,238,647)	$30,717,586
10 Year ERIS Aged Standard Swap Fututure	December 2030	(600)	(47,400,660)	10,107,240
10 Year ERIS Aged Standard Swap Future	March 2032	(559)	(45,620,381)	8,237,312
10 Year ERIS SOFR Aged Standard Swap Future	September 2032	(1,067)	(90,696,707)	7,975,718
Total				$57,037,856

Long Futures Contracts
3 Year ERIS Aged Standard Swap Future	December 2024	674	61,649,567	(5,352,436)
Long/Short Total				$51,685,420

Consolidated Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Barclays Capital, Inc.	5.067%	9/21/2022	12/21/2022	$196,899,701	$194,409,542
Barclays Capital, Inc.	5.067%	10/4/2022	12/21/2022	28,541,438	28,231,484
Barclays Capital, Inc.	5.067%	10/17/2022	12/21/2022	25,258,725	25,029,724
Barclays Capital, Inc.	5.067%	10/27/2022	12/21/2022	2,347,282	2,329,251
					$250,000,001

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Valuation Designee the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$380,216,369	$–	$380,216,369
Collateralized Debt Obligations	–	4,556,349	–	4,556,349
Collateralized Loan Obligations	–	115,323,097	375,000	115,698,097
Commercial Mortgage-Backed Securities	–	89,204,248	–	89,204,248
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	39,136,554	–	39,136,554
Common Stocks	13,798,640	–	–	13,798,640
Corporate Obligations	–	140,398,262	1,312,200	141,710,462
Investment Companies	114,669,264	–	–	114,669,264
Preferred Stocks	6,542,906	–	–	6,542,906
Residential Mortgage-Backed Securities	–	2,675,777,340	10,001	2,675,787,341
Residential Mortgage-Backed Securities - U.S. Government Agency	–	136,804,225	–	136,804,225
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	45,529,166	–	45,529,166
Whole Loans	–	18,653,042	–	18,653,042
Short-Term Investments	62,120,386	-	–	62,120,386
Total	$197,131,196	$3,645,598,652	$1,697,201	$3,844,427,049
Other Financial Instruments
Assets
Futures Contracts*	$57,037,856	$–	$–	$57,037,856
Liabilities
Futures Contracts*	5,352,436	–	–	5,352,436
Reverse Repurchase Agreements	–	250,000,001	–	250,000,001
Total	$51,685,420	($250,000,001)	$–	($198,314,581)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Investments.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2022, the Fund recognized $375,000 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. During the period ended October 31, 2022, the Fund recognized $1,634,111 of transfers from Level 3 to Level 2 due to an increase in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion/ Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/22
Collateralized Loan Obligations	$-	$-	$-	$-	$-	$-	$375,000	$-	$375,000
Corporate Obligations	$1,312,200	$-	$-	$-	$-	$-	$-	$-	$1,312,200
Residential Mortgage-Backed Securities	$47,155,113	$132,176	$-	($643,177)	$-	($45,000,000)	$-	($1,634,111)	$10,001

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2022, is ($1,637,424).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/22	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input
Collateralized Loan Obligations	$375,000	Model Valuation	Current cash contribution to equity NAV	$7.50*	N/A
Corporate Obligations	$1,312,200	Consensus Pricing	Third party	$9.72*	N/A
Residential Mortgage-Backed Securities	$10,001	Model Valuation	Value of the call rights and value of the collateral of the deal	$0.10-$1.00	$1.00

*Each input presents information for one security and reflects the value as of October 31, 2022.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under reverse repurchase agreements.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities	$-	$-	$50,976,614	$-	$50,976,614
Collateralized Loan Obligations	–	–	19,652,935	–	19,652,935
Residential Mortgage-Backed Securities	–	–	165,468,108	–	165,468,108
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	–	13,902,344	–	13,902,344
Total	$-	$-	$250,000,001	$-	$250,000,001

The average monthly notional value of long and short futures contracts during the period ended October 31, 2022, was $63,751,827 and ($403,628,092), respectively. The average monthly notional value of long swap contracts during the period ended October 31, 2022, was $143,500,000. The average monthly notional value of long and short swaption contracts during the period ended October 31, 2022, was $60,000,000 and ($120,000,000), respectively.

Transactions with Affiliates

The Fund's ownership of shares of affiliates represent holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Fund had the following investments in affiliates during the period ended October 31, 2022:

Security Name	Value as of February 1, 2022	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of October 31, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Angel Oak Core Impact Fund	$38,934,526	$–	$–	($5,499,452)	$33,435,074	3,985,110	$667,247	$–
Angel Oak Financials Income Impact Fund	46,021,081	–	–	(4,066,740)	$41,954,341	5,147,772	1,321,742	–
Angel Oak High Yield Opportunities Fund	38,500,220	–	–	(4,003,489)	$34,496,731	3,336,241	1,492,557	–
Angel Oak UltraShort Income ETF	–	4,778,818	–	4,300	$4,783,118	95,500	–	–
Total	$123,455,827	$4,778,818	$–	($13,565,381)	$114,669,264	12,564,623	$3,481,547	$–